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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 52.8%
		Consumer Discretionary: 7.1%
14,994		Accor S.A.	$535,139	0.1
23,010	@	Bed Bath & Beyond, Inc.	1,513,368	0.3
27,858		Brinker International, Inc.	767,488	0.1
17,815		Cie Generale des Etablissements Michelin	1,327,139	0.2
11,900		Coach, Inc.	919,632	0.2
96,500		Comcast Corp. – Class A	2,895,965	0.5
22,500	@	Delphi Automotive PLC	711,000	0.1
33,800		Foot Locker, Inc.	1,049,490	0.2
34,940		Harley-Davidson, Inc.	1,714,855	0.3
23,000		Honda Motor Co., Ltd.	885,827	0.2
151,030		International Game Technology	2,535,794	0.5
20,815	@	Liberty Media Corp. - Liberty Capital	1,834,842	0.3
75,089		Macy’s, Inc.	2,983,286	0.5
18,100		McDonald’s Corp.	1,775,610	0.3
48,270	@	Michael Kors Holdings Ltd.	2,248,899	0.4
119,030		Newell Rubbermaid, Inc.	2,119,924	0.4
127,700		Nissan Motor Co., Ltd.	1,373,035	0.2
76,900		Regal Entertainment Group	1,045,840	0.2
12,810		Renault S.A.	675,675	0.1
13,500		Ross Stores, Inc.	784,350	0.1
22,370		Scripps Networks Interactive - Class A	1,089,195	0.2
14,800		Signet Jewelers Ltd.	699,744	0.1
54,800		Starbucks Corp.	3,062,772	0.6
10,489	L	Weight Watchers International, Inc.	809,646	0.2
61,872		WPP PLC	845,979	0.2
64,249		Wyndham Worldwide Corp.	2,988,221	0.5
156,000		Yue Yuen Industrial Holdings	548,626	0.1
			39,741,341	7.1

		Consumer Staples: 4.8%
70,600		Altria Group, Inc.	2,179,422	0.4
30,620		Beam, Inc.	1,793,413	0.3
142,370		Coca-Cola Enterprises, Inc.	4,071,782	0.7
24,390		ConAgra Foods, Inc.	640,481	0.1
7,693	@	Costco Wholesale Corp.	699,639	0.1
15,960		Herbalife Ltd.	1,098,367	0.2
16,523		Imperial Tobacco Group PLC	670,263	0.1
196		Japan Tobacco, Inc.	1,109,450	0.2
17,500		JM Smucker Co.	1,423,800	0.3
18,640	@	Monster Beverage Corp.	1,157,358	0.2
22,888		Nestle S.A.	1,440,034	0.3
12,611	@	Post Holdings, Inc.	415,280	0.1
63,535		Procter & Gamble Co.	4,270,187	0.8
26,000	@	Ralcorp Holdings, Inc.	1,926,340	0.3
20,900		Seven & I Holdings Co., Ltd.	623,227	0.1
186,060		Tesco PLC	982,021	0.2
57,176		Unilever NV	1,945,390	0.3
12,602		Wal-Mart Stores, Inc.	771,243	0.1
			27,217,697	4.8
		Energy: 5.8%
42,400		Arch Coal, Inc.	454,104	0.1
13,740	@	Bill Barrett Corp.	357,377	0.1
21,500		BP PLC ADR	967,500	0.2
37,280	@	Cameron International Corp.	1,969,503	0.3
51,290	@	Denbury Resources, Inc.	935,017	0.2
50,457		ENI S.p.A.	1,182,474	0.2
15,700		Ensco International PLC ADR	831,001	0.1
77,532		ExxonMobil Corp.	6,724,350	1.2
30,300		Halliburton Co.	1,005,657	0.2
21,143		HollyFrontier Corp.	679,748	0.1
124		Inpex Holdings, Inc.	843,139	0.1
20,740	@	Key Energy Services, Inc.	320,433	0.1
12,230		Murphy Oil Corp.	688,182	0.1
19,219		National Oilwell Varco, Inc.	1,527,334	0.3
60,310	@	Precision Drilling Corp.	604,909	0.1
42,180		Range Resources Corp.	2,452,345	0.4
18,100	@	Rowan Cos., Inc.	596,033	0.1
37,300		Royal Dutch Shell PLC - Class A ADR	2,615,849	0.5
77,295		Royal Dutch Shell PLC - Class A	2,703,462	0.5
23,200		Schlumberger Ltd.	1,622,376	0.3
31,182		Statoil ASA	846,345	0.2
3,990		Technip S.A.	471,161	0.1
21,513		Total S.A.	1,098,881	0.2
13,800	@	Unit Corp.	590,088	0.1
5,830		World Fuel Services Corp.	239,030	0.0
			32,326,298	5.8
		Financials: 8.3%
6,500	@	Affiliated Managers Group, Inc.	726,765	0.1
172,300		AIA Group Ltd.	632,534	0.1
12,640		Ameriprise Financial, Inc.	722,123	0.1
59,300		Banco do Brasil S.A.	842,340	0.2
294,008		Barclays PLC	1,107,949	0.2
59,400		Blackstone Group LP	946,836	0.2
1,140,000		China Construction Bank	879,874	0.1
60,580		Citigroup, Inc.	2,214,199	0.4
7,940		Digital Realty Trust, Inc.	587,322	0.1
177,200		Fifth Third Bancorp.	2,489,660	0.4

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
21,440		Hannover Rueckversicheru - Reg	$1,273,953	0.2
143,619		HSBC Holdings PLC	1,275,645	0.2
5,400		Jones Lang LaSalle, Inc.	449,874	0.1
84,757		JPMorgan Chase & Co.	3,897,127	0.7
96,000		Kasikornbank PCL	479,313	0.1
35,131		KBC Groep NV	883,589	0.2
21,227		Lazard Ltd.	606,243	0.1
497,542		Legal & General Group PLC	1,040,616	0.2
1,331,860	@	Lloyds TSB Group PLC	716,712	0.1
20,450		Marsh & McLennan Cos., Inc.	670,555	0.1
16,480	@	MSCI, Inc. - Class A	606,629	0.1
36,129		National Australia Bank Ltd.	922,306	0.2
6,570		ORIX Corp.	631,218	0.1
93,000		Oversea-Chinese Banking Corp.	660,152	0.1
31,700		Prudential Financial, Inc.	2,009,463	0.4
80,789		Prudential PLC	968,040	0.2
17,100		Reinsurance Group of America, Inc.	1,016,937	0.2
30,877		Societe Generale	906,023	0.2
45,773		Standard Chartered PLC	1,143,019	0.2
47,100		Sumitomo Mitsui Financial Group, Inc.	1,558,903	0.3
56,683		Swedbank AB	881,170	0.1
55,400		Tokio Marine Holdings, Inc.	1,533,537	0.3
17,800		Travelers Cos., Inc.	1,053,760	0.2
28,260		UDR, Inc.	754,824	0.1
117,226		UniCredit SpA	587,051	0.1
60,800		United Overseas Bank Ltd.	887,923	0.2
73,300		US Bancorp.	2,322,144	0.4
101,533		Wells Fargo & Co.	3,466,337	0.6
36,427		Westpac Banking Corp.	826,850	0.1
63,200		XL Group PLC	1,370,808	0.3
			46,550,323	8.3
		Health Care: 6.0%
61,580		Aetna, Inc.	3,088,853	0.5
25,130		Agilent Technologies, Inc.	1,118,536	0.2
10,390	@	Alexion Pharmaceuticals, Inc.	964,815	0.2
56,110		Cardinal Health, Inc.	2,418,902	0.4
14,310		Cooper Cos., Inc.	1,169,270	0.2
26,100		Covidien PLC	1,427,148	0.2
19,600	@	Express Scripts, Inc.	1,061,928	0.2
72,414		GlaxoSmithKline PLC	1,618,863	0.3
69,788	@	HCA Holdings, Inc.	1,726,555	0.3
31,100		Johnson & Johnson	2,051,356	0.4
6,670	@	Laboratory Corp. of America Holdings	610,572	0.1
51,700	@	Mylan Laboratories	1,212,365	0.2
15,155		Novartis AG	838,946	0.2
9,130		Perrigo Co.	943,220	0.2
162,271		Pfizer, Inc.	3,677,061	0.7
10,466		Roche Holding AG - Genusschein	1,821,402	0.3
24,186		Sanofi-Aventis	1,876,638	0.3
34,410		St. Jude Medical, Inc.	1,524,707	0.3
24,700		Takeda Pharmaceutical Co., Ltd.	1,088,369	0.2
9,540	@	Waters Corp.	883,977	0.2
35,550	@	Watson Pharmaceuticals, Inc.	2,383,983	0.4
			33,507,466	6.0
		Industrials: 5.8%
17,720		Acuity Brands, Inc.	1,113,348	0.2
20,179		Ametek, Inc.	978,883	0.2
13,440	@	BE Aerospace, Inc.	624,557	0.1
37,100		Boeing Co.	2,759,127	0.5
23,600		Cooper Industries PLC	1,509,220	0.3
33,480	@	Corrections Corp. of America	914,339	0.2
58,056		Deutsche Post AG	1,117,521	0.2
42,630		Dover Corp.	2,683,132	0.5
20,740		European Aeronautic Defence and Space Co. NV	849,349	0.1
83,351	@	Fiat Industrial SpA	889,452	0.2
5,860		Fluor Corp.	351,834	0.1
24,500		General Dynamics Corp.	1,797,810	0.3
38,900		General Electric Co.	780,723	0.1
33,000		JGC Corp.	1,029,860	0.2
34,300		Komatsu Ltd.	986,278	0.2
11,849		Nordson Corp.	645,889	0.1
36,690		Pall Corp.	2,187,825	0.4
6,160		Regal-Beloit Corp.	403,788	0.1
12,260		Roper Industries, Inc.	1,215,701	0.2
63,361		Koninklijke Philips Electronics NV	1,285,980	0.2
18,655		Siemens AG	1,881,256	0.3
19,267	@	TransDigm Group, Inc.	2,230,348	0.4
25,500		Trinity Industries, Inc.	840,225	0.1
25,500		Union Pacific Corp.	2,740,740	0.5
24,690		Waste Connections, Inc.	803,166	0.1
			32,620,351	5.8
		Information Technology: 9.1%
84,090	@	Adobe Systems, Inc.	2,885,128	0.5
30,670		Analog Devices, Inc.	1,239,068	0.2
14,922	@	Apple, Inc.	8,945,291	1.6
15,630	@	Ariba, Inc.	511,257	0.1
16,930	@	Citrix Systems, Inc.	1,335,946	0.2
86,250		Telefonaktiebolaget LM Ericsson	892,464	0.2
16,230	@	Fortinet, Inc.	448,759	0.1
8,200	@	Google, Inc. - Class A	5,258,168	0.9
272,900		Hitachi Ltd.	1,765,644	0.3

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
41,300		Hoya Corp.	$932,646	0.2
131,500		Intel Corp.	3,696,465	0.7
12,530		Intuit, Inc.	753,429	0.1
76,290		Jabil Circuit, Inc.	1,916,405	0.3
50,406	@	Lam Research Corp.	2,249,116	0.4
20,654	@	Micros Systems, Inc.	1,141,960	0.2
56,210	@	NetApp, Inc.	2,516,522	0.5
56,619	@	Nvidia Corp.	871,366	0.2
55,000		Omron Corp.	1,191,126	0.2
94,500		Oracle Corp.	2,755,620	0.5
42,660	@	QLogic Corp.	757,642	0.1
36,366		Qualcomm, Inc.	2,473,615	0.4
17,010	@	Riverbed Technolgoy, Inc.	477,641	0.1
12,010		SAP AG	838,851	0.1
40,300		Seagate Technology	1,086,085	0.2
14,210	@	Teradata Corp.	968,412	0.2
23,700		Tokyo Electron Ltd.	1,366,646	0.2
56,480		Western Union Co.	994,048	0.2
27,630		Xilinx, Inc.	1,006,561	0.2
			51,275,881	9.1
		Materials: 2.7%
4,726		Air Liquide	630,253	0.1
49,320		Allegheny Technologies, Inc.	2,030,504	0.4
14,800		Barrick Gold Corp.	643,504	0.1
12,394		BASF AG	1,083,731	0.2
58,636		BHP Billiton PLC	1,797,015	0.3
5,470		CF Industries Holdings, Inc.	999,096	0.2
15,700		Cliffs Natural Resources, Inc.	1,087,382	0.2
11,599	@	Eastman Chemical Co.	600,159	0.1
31,700		EI Du Pont de Nemours & Co.	1,676,930	0.3
36,787		Iluka Resources Ltd.	682,175	0.1
76,211		Israel Chemicals Ltd.	880,459	0.2
11,211		Monsanto Co.	894,189	0.2
28,890		Packaging Corp. of America	854,855	0.1
20,066		Rio Tinto PLC	1,112,194	0.2
			14,972,446	2.7
		Telecommunications: 2.1%
89,000		AT&T, Inc.	2,779,470	0.5
44,600		CenturyTel, Inc.	1,723,790	0.3
48,378		Deutsche Telekom AG	582,869	0.1
648		NTT DoCoMo, Inc.	1,077,689	0.2
26,610	@	SBA Communications Corp.	1,352,054	0.3
325,000		Singapore Telecommunications Ltd.	815,897	0.1
827,959		Telecom Italia S.p.A.	985,523	0.2
835,767		Vodafone Group PLC	2,305,316	0.4
			11,622,608	2.1
		Utilities: 1.1%
39,629		E.ON AG	949,398	0.2
173,724		Enel S.p.A.	628,082	0.1
305,876		Energias de Portugal S.A.	889,731	0.2
41,500		Exelon Corp.	1,627,215	0.3
103,800		HongKong Electric Holdings	763,127	0.1
67,800		NV Energy, Inc.	1,092,936	0.2
			5,950,489	1.1
		Total Common Stock
		(Cost $265,271,603)	295,784,900	52.8
EXCHANGE-TRADED FUNDS: 5.0%
34,500		iShares MSCI Emerging Markets Index Fund	1,481,430	0.3
611,600		Vanguard Emerging Markets ETF	26,586,252	4.7
		Total Exchange-Traded Funds
		(Cost $27,121,637)	28,067,682	5.0
PREFERRED STOCK: 0.0%
		Financials: 0.0%
4,500	P	Citigroup Capital XIII	122,400	0.0
7,000	@,P	US Bancorp	190,330	0.0
		Total Preferred Stock
		(Cost $299,650)	312,730	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.0%
		Consumer Discretionary: 2.0%
228,000		AMC Entertainment, Inc., 8.750%, 06/01/19	$239,970	0.1
140,000	#	AMC Networks, Inc., 7.750%, 07/15/21	156,800	0.0
280,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	295,050	0.1
209,000		AutoZone, Inc., 4.000%, 11/15/20	217,054	0.0
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	160,781	0.0
178,000		CBS Corp., 3.375%, 03/01/22	172,113	0.0
155,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	161,200	0.0
165,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	175,725	0.0
190,000	#	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	188,489	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
89,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	$93,541	0.0
179,000	#	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	176,833	0.0
118,000	#	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	115,023	0.0
70,000		DISH DBS Corp., 6.750%, 06/01/21	75,775	0.0
215,000		DISH DBS Corp., 7.875%, 09/01/19	248,325	0.1
202,000		Energizer Holdings, Inc., 4.700%, 05/19/21	210,390	0.0
161,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	168,616	0.0
145,000		Hanesbrands, Inc., 6.375%, 12/15/20	149,712	0.0
130,000	#	Harley-Davidson Financial Services, Inc., 2.700%, 03/15/17	129,088	0.0
542,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	625,634	0.1
125,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	120,938	0.0
250,000		KB Home, 5.875%, 01/15/15	247,500	0.1
128,000		Koninklijke Philips Electronics NV, 3.750%, 03/15/22	128,971	0.0
156,000		Koninklijke Philips Electronics NV, 5.000%, 03/15/42	155,776	0.0
280,000	#	Lamar Media Corp., 5.875%, 02/01/22	286,300	0.1
217,000		Limited Brands, Inc., 8.500%, 06/15/19	257,687	0.1
70,000		Ltd. Brands, Inc., 5.625%, 02/15/22	70,962	0.0
137,000		Mattel, Inc., 2.500%, 11/01/16	140,270	0.0
137,000		Mattel, Inc., 5.450%, 11/01/41	142,753	0.0
280,000	#,L	Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	284,200	0.1
75,000		Meritage Homes Corp., 6.250%, 03/15/15	76,275	0.0
70,000	#	Meritage Homes Corp., 7.000%, 04/01/22	70,350	0.0
259,000		NBCUniversal Media LLC, 2.875%, 04/01/16	269,352	0.1
335,000		News America, Inc., 4.500%, 02/15/21	357,746	0.1
147,000		News America, Inc., 6.900%, 03/01/19	178,960	0.0
335,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	371,012	0.1
415,000		Odebrecht Finance Ltd, 7.000%, 04/21/20	464,717	0.1
100,000	#	Odebrecht Finance Ltd., 7.500%, 09/29/49	102,730	0.0
230,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	251,850	0.1
200,000	#	SABMiller Holdings, Inc., 2.450%, 01/15/17	202,691	0.0
200,000	#	SABMiller Holdings, Inc., 4.950%, 01/15/42	207,336	0.0
325,000		Target Corp., 2.900%, 01/15/22	321,764	0.1
272,000		The Gap, Inc., 5.950%, 04/12/21	274,868	0.1
139,000		Time Warner Cable, Inc., 5.875%, 11/15/40	149,855	0.0
313,000		Time Warner, Inc., 7.700%, 05/01/32	408,414	0.1
80,000		Toll Brothers Finance Corp., 5.875%, 02/15/22	82,346	0.0
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	123,123	0.0
220,000		Toys R Us Property Co. I LLC, 10.750%, 07/15/17	242,000	0.1
145,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	152,069	0.0
167,000		Wal-Mart Stores, Inc., 5.625%, 04/15/41	202,258	0.0
355,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/01/17	388,725	0.1
447,000		Xerox Corp., 4.500%, 05/15/21	460,534	0.1
305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	330,925	0.1
			11,285,376	2.0
		Consumer Staples: 0.6%
345,000		Altria Group, Inc., 9.700%, 11/10/18	469,281	0.1
93,000	#	Cargill, Inc., 3.250%, 11/15/21	90,757	0.0
230,000		Constellation Brands, Inc., 7.250%, 05/15/17	261,625	0.0
119,000		CVS Caremark Corp., 6.125%, 09/15/39	139,085	0.0
270,000	#	Delphi Corp., 5.875%, 05/15/19	286,200	0.1
170,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	175,100	0.0
335,000		Kellogg Co., 4.000%, 12/15/20	355,246	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer Staples: (continued)
156,000			Kraft Foods, Inc., 6.500%, 08/11/17	$188,361	0.0
331,000			Lorillard Tobacco Co., 6.875%, 05/01/20	389,406	0.1
122,000			Philip Morris International, Inc., 2.500%, 05/16/16	127,439	0.0
220,000			Sigma Alimentos SA de CV, 5.625%, 04/14/18	233,750	0.0
40,000			Smithfield Foods, Inc., 7.750%, 07/01/17	45,400	0.0
350,000			Smithfield Foods, Inc., 10.000%, 07/15/14	411,250	0.1
230,000			Tyson Foods, Inc., 6.850%, 04/01/16	262,200	0.1
				3,435,100	0.6
			Energy: 2.4%
200,000		L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	181,500	0.0
100,000		L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	91,000	0.0
141,000			Anadarko Petroleum Corp., 6.375%, 09/15/17	167,696	0.0
135,000		#,L	Arch Coal, Inc., 7.250%, 06/15/21	125,212	0.0
370,000			Arch Coal, Inc., 8.750%, 08/01/16	390,350	0.1
210,000		#	BG Energy Capital PLC, 2.875%, 10/15/16	217,440	0.1
313,000			BP Capital Markets PLC, 2.248%, 11/01/16	321,325	0.1
117,000			BP Capital Markets PLC, 3.561%, 11/01/21	120,672	0.0
75,000			Chesapeake Energy Corp., 6.625%, 08/15/20	76,687	0.0
90,000		#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	89,775	0.0
200,000		#	China Resources Gas Group Ltd, 4.500%, 04/05/22	196,869	0.0
38,000			Consol Energy, Inc., 8.000%, 04/01/17	39,805	0.0
245,000			Devon Energy Corp., 5.600%, 07/15/41	275,843	0.1
200,000		#	Dolphin Energy Ltd., 5.500%, 12/15/21	211,750	0.0
121,000		#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	129,463	0.0
100,000			Empresa Nacional del Petroleo, 4.750%, 12/06/21	104,081	0.0
417,000			Enbridge Energy Partners, 9.875%, 03/01/19	555,347	0.1
102,000			Enbridge Energy Partners L.P., 4.200%, 09/15/21	106,464	0.0
195,000			Energy Transfer Equity L.P., 7.500%, 10/15/20	217,425	0.0
210,000			Energy Transfer Partners, 9.700%, 03/15/19	268,769	0.1
240,000			Energy Transfer Partners L.P., 4.650%, 06/01/21	244,869	0.1
240,000			Energy Transfer Partners L.P., 6.050%, 06/01/41	242,315	0.1
39,000			Enterprise Products Operating LLC, 6.450%, 09/01/40	45,938	0.0
600,000		±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
700,000		±,X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
411,000		#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	469,309	0.1
80,000		#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	85,300	0.0
159,000		#	Korea Gas Corp., 6.250%, 01/20/42	180,565	0.0
254,000			Marathon Petroleum Corp., 6.500%, 03/01/41	274,529	0.1
100,000		#	Nakilat, Inc., 6.067%, 12/31/33	107,750	0.0
160,000			Nexen, Inc., 7.500%, 07/30/39	196,558	0.0
175,000			Noble Holding International Ltd., 3.950%, 03/15/22	175,157	0.0
228,000			Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	234,211	0.1
201,000			Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	217,353	0.0
347,900			Petroleos de Venezuela SA, 8.500%, 11/02/17	310,153	0.1
77,000		#	Petroleos Mexicanos, 4.875%, 01/24/22	81,042	0.0
366,000			Petroleos Mexicanos, 5.500%, 01/21/21	405,345	0.1
MXN	18,500,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	1,480,862	0.3
235,000		#	Phillips 66, 2.950%, 05/01/17	239,079	0.1
327,000		#	Phillips 66, 4.300%, 04/01/22	333,162	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
365,000			Pioneer Natural Resources Co., 7.500%, 01/15/20	$448,124	0.1
173,000			Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	170,125	0.0
182,000			Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/42	177,904	0.0
140,000			Plains Exploration & Production Co., 7.625%, 04/01/20	153,300	0.0
162,000			Plains Exploration & Production Co., 8.625%, 10/15/19	182,655	0.0
243,000			Pride International, Inc., 7.875%, 08/15/40	325,866	0.1
191,480		#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	193,395	0.0
190,000			Range Resources Corp., 5.750%, 06/01/21	200,450	0.0
250,000		#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	249,075	0.1
211,000		#	Schlumberger Investment SA, 1.950%, 09/14/16	213,683	0.0
232,000			Sempra Energy, 2.300%, 04/01/17	235,046	0.1
461,000			TNK-BP Finance SA, 7.875%, 03/13/18	539,370	0.1
242,000			Transocean, Inc., 6.375%, 12/15/21	272,692	0.1
187,000			Weatherford International Ltd., 4.500%, 04/15/22	186,729	0.0
187,000			Weatherford International Ltd., 5.950%, 04/15/42	185,674	0.0
120,000			Weatherford International Ltd. Bermuda, 6.750%, 09/15/40	133,815	0.0
150,000		#	WPX Energy, Inc., 6.000%, 01/15/22	150,750	0.0
				13,229,623	2.4
			Financials: 3.9%
200,000		#	ABN Amro Bank NV, 4.250%, 02/02/17	203,402	0.0
591,400			Aegon NV, 2.204%, 12/31/49	323,723	0.1
97,000			Allstate Corp./The, 5.200%, 01/15/42	101,541	0.0
92,000			American Express Credit Corp., 2.375%, 03/24/17	92,228	0.0
172,000			American Express Credit Corp., 2.750%, 09/15/15	178,602	0.0
211,000			American International Group, Inc., 5.850%, 01/16/18	229,973	0.1
96,000			American International Group, Inc., 6.400%, 12/15/20	108,793	0.0
205,000			American International Group, Inc., 8.175%, 05/15/58	218,018	0.1
112,000			American Tower Corp., 4.700%, 03/15/22	113,078	0.0
180,000		#	Banco de Bogota SA, 5.000%, 01/15/17	187,200	0.0
275,000		#	Banco do Brasil SA, 5.875%, 01/26/22	284,350	0.1
BRL	1,322,000	#	Banco Votorantim SA, 6.250%, 05/16/16	794,815	0.2
125,000			Bank of America Corp., 3.750%, 07/12/16	125,721	0.0
200,000			Bank of America Corp., 5.420%, 03/15/17	204,673	0.0
153,000			Bank of America Corp., 5.700%, 01/24/22	162,208	0.0
133,000			Bank of America Corp., 5.875%, 02/07/42	132,357	0.0
220,000			Bank of America Corp., 8.000%, 12/29/49	225,857	0.1
97,000		#	Barclays Bank PLC, 6.050%, 12/04/17	100,192	0.0
178,000			BB&T Corp., 3.950%, 03/22/22	178,754	0.0
117,000			Berkshire Hathaway, Inc., 1.900%, 01/31/17	118,447	0.0
130,000			Berkshire Hathaway, Inc., 3.400%, 01/31/22	131,428	0.0
126,000			Boston Properties L.P., 3.700%, 11/15/18	130,471	0.0
122,000			Citigroup Capital XXI, 8.300%, 12/21/57	123,464	0.0
377,000			Citigroup, Inc., 3.953%, 06/15/16	387,724	0.1
190,000			Citigroup, Inc., 4.450%, 01/10/17	199,197	0.0
77,000			Citigroup, Inc., 4.500%, 01/14/22	77,423	0.0
83,000			Citigroup, Inc., 5.875%, 01/30/42	86,048	0.0
165,000			Citigroup, Inc., 5.000%, 09/15/14	170,961	0.0
162,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	167,072	0.0
322,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	411,016	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
252,000			Discover Bank/Greenwood DE, 7.000%, 04/15/20	$289,521	0.1
250,000			Discover Bank/Greenwood DE, 8.700%, 11/18/19	311,460	0.1
234,000			ERP Operating L.P., 4.625%, 12/15/21	246,765	0.1
133,000			Fifth Third Bancorp, 3.500%, 03/15/22	130,170	0.0
425,000			Fifth Third Bancorp., 8.250%, 03/01/38	564,449	0.1
200,000			First Horizon National Corp., 5.375%, 12/15/15	212,667	0.0
350,000			Ford Motor Credit Co., LLC, 8.125%, 01/15/20	424,247	0.1
182,000			General Electric Capital Corp., 3.350%, 10/17/16	193,237	0.0
227,000			General Electric Capital Corp., 4.375%, 09/16/20	239,411	0.1
274,000			General Electric Capital Corp., 4.650%, 10/17/21	292,075	0.1
376,000			General Electric Capital Corp., 5.300%, 02/11/21	407,800	0.1
249,000			Genworth Financial, Inc., 7.625%, 09/24/21	257,930	0.1
190,000			Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	188,358	0.0
299,000			Goldman Sachs Group, Inc./The, 5.750%, 01/24/22	308,053	0.1
92,000			Hartford Financial Services Group, Inc., 5.500%, 03/30/20	98,447	0.0
127,000			Hartford Financial Services Group, Inc., 6.625%, 03/30/40	131,220	0.0
86,000			HCP, Inc., 3.750%, 02/01/19	85,596	0.0
215,000			HSBC Finance Corp., 6.676%, 01/15/21	229,805	0.1
67,000			HSBC Holdings PLC, 4.875%, 01/14/22	71,094	0.0
211,000			HSBC USA, Inc., 2.375%, 02/13/15	212,593	0.0
112,000			HSBC USA, Inc., 5.000%, 09/27/20	114,312	0.0
635,000		#	Hyundai Capital America, 4.000%, 06/08/17	653,040	0.1
310,000		#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	318,301	0.1
210,000		#	ILFC E-Capital Trust II, 6.250%, 12/21/65	154,875	0.0
208,000			International Lease Finance Corp., 5.875%, 04/01/19	201,249	0.0
181,000		#	International Lease Finance Corp., 7.125%, 09/01/18	198,195	0.0
400,000		#	IPIC GMTN Ltd., 5.500%, 03/01/22	413,500	0.1
198,000		#	IPIC GMTN Ltd., 6.875%, 11/01/41	207,900	0.0
346,000		L	Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	356,380	0.1
207,000		#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	217,350	0.1
171,000			JP Morgan Chase Capital XX, 6.550%, 09/29/36	172,710	0.0
365,000			JPMorgan Chase & Co., 4.350%, 08/15/21	373,505	0.1
111,000			JPMorgan Chase & Co., 4.400%, 07/22/20	115,313	0.0
117,000			JPMorgan Chase & Co., 4.500%, 01/24/22	121,913	0.0
86,000			JPMorgan Chase & Co., 5.400%, 01/06/42	91,371	0.0
152,000			JPMorgan Chase Bank NA, 5.875%, 06/13/16	168,251	0.0
81,000			JPMorgan Chase Capital XXII, 6.450%, 02/02/37	81,405	0.0
500,000			Merrill Lynch & Co., Inc., 6.050%, 05/16/16	526,841	0.1
216,000			Morgan Stanley, 3.800%, 04/29/16	210,413	0.0
33,000			Morgan Stanley, 4.100%, 01/26/15	33,137	0.0
132,000			Morgan Stanley, 4.750%, 03/22/17	132,160	0.0
299,000			Morgan Stanley, 5.500%, 07/28/21	292,628	0.1
78,000			Morgan Stanley, 7.300%, 05/13/19	84,034	0.0
150,000			MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	153,000	0.0
387,000			Murray Street Investment Trust I, 4.647%, 03/09/17	387,625	0.1
98,000			National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	97,352	0.0
AUD	591,000		New South Wales Treasury Corp., 6.000%, 03/01/22	667,206	0.1
AUD	591,000		New South Wales Treasury Corp., 6.000%, 04/01/15	643,836	0.1
300,000			Owens, 7.375%, 05/15/16	339,000	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
215,000		#	Pacific Life Insurance Co., 9.250%, 06/15/39	$278,584	0.1
125,000			PCCW-HKT Capital No 3 Ltd., 5.250%, 07/20/15	133,861	0.0
229,000			Protective Life Corp., 8.450%, 10/15/39	265,255	0.1
AUD	591,000		Queensland Treasury Corp., 6.000%, 10/21/15	642,065	0.1
AUD	591,000		Queensland Treasury Corp., 6.000%, 07/21/22	649,836	0.1
146,000			Simon Property Group L.P., 4.125%, 12/01/21	153,441	0.0
120,000			SLM Corp., 6.000%, 01/25/17	123,703	0.0
264,000			SLM Corp., 8.000%, 03/25/20	285,780	0.1
459,000			The Bank of New York Mellon Corp., 3.550%, 09/23/21	470,889	0.1
530,000		±,X	Twin Reefs Pass-through Trust, 1.390%, 12/10/49	—	—
147,000		#	Voto-Votorantim Ltd., 6.750%, 04/05/21	166,081	0.0
190,000			Wells Fargo & Co., 3.500%, 03/08/22	187,360	0.0
123,000		+	Wells Fargo & Co., 3.676%, 06/15/16	131,456	0.0
290,000			Zions Bancorporation, 4.500%, 03/27/17	288,442	0.1
				22,167,189	3.9
			Health Care: 0.6%
130,000			Amgen, Inc., 3.875%, 11/15/21	133,327	0.0
195,000			Amgen, Inc., 5.150%, 11/15/41	195,905	0.0
173,000		#	Aristotle Holding, Inc., 2.100%, 02/12/15	175,253	0.0
164,000		#	Aristotle Holding, Inc., 2.650%, 02/15/17	166,004	0.0
211,000		#	Aristotle Holding, Inc., 3.500%, 11/15/16	220,588	0.0
120,000		#	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	124,200	0.0
265,000			DaVita, Inc., 6.625%, 11/01/20	278,250	0.1
140,000			Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	150,500	0.0
232,000			Gilead Sciences, Inc., 4.400%, 12/01/21	243,900	0.1
405,000			HCA, Inc., 7.250%, 09/15/20	442,969	0.1
195,000		#	Mylan, Inc./PA, 7.875%, 07/15/20	218,400	0.0
245,000			Omnicare, Inc., 7.750%, 06/01/20	273,175	0.1
255,000			St. Jude Medical, Inc., 2.500%, 01/15/16	262,890	0.1
252,000		X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
100,000		#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	100,000	0.0
255,000		#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	253,725	0.1
167,000			WellPoint, Inc., 3.700%, 08/15/21	173,582	0.0
				3,412,668	0.6
			Industrials: 0.3%
255,000		#	Bombardier, Inc., 7.500%, 03/15/18	281,775	0.1
215,000		#	Bombardier, Inc., 7.750%, 03/15/20	240,800	0.1
170,000			Case New Holland, Inc., 7.750%, 09/01/13	181,900	0.0
35,000			Celanese US Holdings LLC, 5.875%, 06/15/21	36,969	0.0
205,000			MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	218,837	0.0
170,000			SPX Corp., 6.875%, 09/01/17	187,000	0.0
133,000			Syngenta Finance NV, 3.125%, 03/28/22	134,104	0.0
200,000			Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	224,300	0.1
				1,505,685	0.3
			Information Technology: 0.4%
40,000			Brocade Communications Systems, Inc., 6.625%, 01/15/18	42,200	0.0
270,000			Brocade Communications Systems, Inc., 6.875%, 01/15/20	299,025	0.1
170,000		#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	168,300	0.0
353,000			Hewlett-Packard Co., 2.600%, 09/15/17	353,139	0.1
299,000			Hewlett-Packard Co., 3.000%, 09/15/16	307,389	0.1
100,000			Hewlett-Packard Co., 5.400%, 03/01/17	112,518	0.0
187,000			Jabil Circuit, Inc., 7.750%, 07/15/16	214,115	0.0
239,000			Oracle Corp., 5.375%, 07/15/40	276,519	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Information Technology: (continued)
155,000		Seagate Technology, Inc., 6.800%, 10/01/16	$171,663	0.0
410,000		Symantec Corp., 4.200%, 09/15/20	418,831	0.1
85,000		Xerox Corp., 4.250%, 02/15/15	90,342	0.0
			2,454,041	0.4
		Materials: 1.0%
211,000		Alcoa, Inc., 6.150%, 08/15/20	227,435	0.1
143,000		ArcelorMittal, 6.125%, 06/01/18	150,405	0.0
271,000		ArcelorMittal, 9.850%, 06/01/19	326,436	0.1
200,000	#	Barrick Gold Corp., 3.850%, 04/01/22	200,382	0.0
230,000	#	Barrick Gold Corp., 5.250%, 04/01/42	229,522	0.1
150,000		Case New Holland, Inc., 7.875%, 12/01/17	175,125	0.0
155,000		CF Industries, Inc., 6.875%, 05/01/18	179,413	0.0
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	321,935	0.1
220,000	#, L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	218,350	0.0
120,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	123,000	0.0
80,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	89,427	0.0
325,000	L	Huntsman International LLC, 8.625%, 03/15/21	366,438	0.1
135,000	#	Inversiones CMPC SA, 6.125%, 11/05/19	152,375	0.0
102,316		Lyondell Chemical Co., 11.000%, 05/01/18	113,571	0.0
119,000		Newmont Mining Corp., 3.500%, 03/15/22	114,836	0.0
115,000		Newmont Mining Corp., 4.875%, 03/15/42	107,062	0.0
207,000		Nova Chemicals Corp., 8.375%, 11/01/16	230,805	0.1
100,000		Nova Chemicals Corp., 8.625%, 11/01/19	114,500	0.0
334,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	335,171	0.1
120,000	#	Sealed Air Corp., 8.375%, 09/15/21	135,450	0.0
40,000		Southern Copper Corp., 5.375%, 04/16/20	44,080	0.0
310,000		Southern Copper Corp., 6.750%, 04/16/40	337,187	0.1
133,000		Teck Resources Ltd., 5.200%, 03/01/42	126,254	0.0
177,000		Teck Resources Ltd., 10.250%, 05/15/16	202,855	0.0
523,000		Vale Overseas Ltd., 4.625%, 09/15/20	552,555	0.1
63,000		Vale Overseas Ltd., 6.875%, 11/10/39	73,700	0.0
240,000	#	Volcan Cia Minera SAA, 5.375%, 02/02/22	249,000	0.1
137,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	143,747	0.0
			5,641,016	1.0
		Telecommunication Services: 0.9%
216,000		American Tower Corp., 4.500%, 01/15/18	227,182	0.1
435,000		AT&T, Inc., 2.500%, 08/15/15	453,132	0.1
255,000		AT&T, Inc., 5.350%, 09/01/40	271,306	0.1
100,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	107,750	0.0
150,000		CenturyLink, Inc., 5.800%, 03/15/22	146,695	0.0
146,000		CenturyLink, Inc., 6.000%, 04/01/17	155,345	0.0
390,000		Frontier Communications Corp., 7.875%, 04/15/15	421,200	0.1
120,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	126,000	0.0
175,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	184,406	0.0
175,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	184,844	0.0
140,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	139,475	0.0
378,000		Qwest Corp., 6.500%, 06/01/17	429,039	0.1
588,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	605,640	0.1
287,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	285,870	0.1
429,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	467,011	0.1
195,000		Verizon Communications, Inc., 3.500%, 11/01/21	199,821	0.0
102,000		Verizon Communications, Inc., 4.750%, 11/01/41	103,314	0.0
300,000		Windstream Corp., 7.000%, 03/15/19	307,500	0.1
			4,815,530	0.9
		Utilities: 0.9%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	214,000	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
255,000		AES Corp., 8.000%, 10/15/17	$288,469	0.1
162,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	175,909	0.0
134,000		Ameren Corp., 8.875%, 05/15/14	152,051	0.0
220,000	#	Calpine Corp., 7.500%, 02/15/21	235,950	0.1
100,000	#	Calpine Corp., 7.875%, 07/31/20	109,250	0.0
291,000		CMS Energy Corp., 6.250%, 02/01/20	319,231	0.1
195,000		Commonwealth Edison Co., 3.400%, 09/01/21	201,381	0.0
206,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	227,939	0.1
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	213,000	0.0
116,000		Entergy Corp., 5.125%, 09/15/20	117,002	0.0
227,000		Entergy Texas, Inc., 7.125%, 02/01/19	270,510	0.1
200,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	218,618	0.0
241,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	263,895	0.1
98,000		Indiana Michigan Power, 7.000%, 03/15/19	120,223	0.0
100,296	#	Juniper Generation, LLC, 6.790%, 12/31/14	84,503	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	348,248	0.1
47,000		Nevada Power Co., 7.125%, 03/15/19	59,082	0.0
69,000		Nisource Finance Corp., 4.450%, 12/01/21	72,085	0.0
105,000		Nisource Finance Corp., 5.950%, 06/15/41	115,014	0.0
189,000		Nisource Finance Corp., 6.125%, 03/01/22	219,933	0.0
212,000		Oncor Electric Delivery Co., 6.800%, 09/01/18	256,551	0.1
138,000		Oncor Electric Delivery Co., 7.500%, 09/01/38	175,304	0.0
357,000		Southwestern Electric Power, 5.550%, 01/15/17	401,442	0.1
			4,859,590	0.9
		Total Corporate Bonds/Notes
		(Cost $71,074,329)	72,805,818	13.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.3%
766,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	787,942	0.1
295,263		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	302,530	0.1
100,000		Banc of America Commercial Mortgage, Inc., 5.837%, 06/10/49	97,778	0.0
671,392		Banc of America Funding Corp., 5.500%, 02/25/35	673,190	0.1
110,572		Banc of America Funding Corp., 5.750%, 11/25/35	110,423	0.0
119,307	#	Banc of America Large Loan, Inc., 1.642%, 06/15/18	117,765	0.0
160,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.366%, 09/10/47	145,077	0.0
140,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.498%, 07/10/43	135,870	0.0
137,996		Bear Stearns Alternative-A Trust, 0.882%, 07/25/34	107,956	0.0
120,000		Bear Stearns Commercial Mortgage Securities, 5.134%, 02/13/42	100,310	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities, 5.541%, 04/12/38	101,862	0.0
40,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	39,743	0.0
57,865	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	57,886	0.0
110,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	116,164	0.0
20,898		Chase Mortgage Finance Corp., 5.500%, 11/25/35	20,816	0.0
197,876		Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	199,358	0.0
96,275	#	Commercial Mortgage Pass Through Certificates, 0.422%, 06/15/22	93,652	0.0
113,445	#	Commercial Mortgage Pass Through Certificates, 0.692%, 12/15/20	104,491	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
87,266	#	Commercial Mortgage Pass Through Certificates, 0.742%, 12/15/20	$79,942	0.0
78,539	#	Commercial Mortgage Pass Through Certificates, 0.842%, 12/15/20	71,556	0.0
318,845	#	Commercial Mortgage Pass Through Certificates, 3.828%, 12/17/13	323,988	0.1
966,524		Countrywide Alternative Loan Trust, 0.642%, 05/25/36	391,700	0.1
240,186		Countrywide Home Loan Mortgage Pass-through Trust, 0.562%, 04/25/35	45,024	0.0
130,000		Credit Suisse First Boston Mortgage Securities Corp., 5.100%, 08/15/38	121,091	0.0
344,526		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	347,394	0.1
300,000	#	Credit Suisse Mortgage Capital Certificates, 5.599%, 04/12/49	305,166	0.1
315,000		Credit Suisse Mortgage Capital Certificates, 5.714%, 06/15/39	341,258	0.1
318,900		CW Capital Cobalt Ltd., 5.736%, 05/15/46	320,793	0.1
494,745		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.362%, 08/25/36	226,548	0.0
599,313		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.432%, 10/25/36	252,174	0.0
448,635		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	449,162	0.1
364,530		Freddie Mac, 5.000%, 02/15/35	407,251	0.1
299,711		Freddie Mac, 5.500%, 07/15/37	343,600	0.1
650,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	656,415	0.1
104,767		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	105,415	0.0
276,944		GSR Mortgage Loan Trust, 5.500%, 07/25/35	274,658	0.1
200,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	200,559	0.0
350,000	#	Holmes Master Issuer PLC, 2.165%, 10/15/54	353,306	0.1
231,335		Homebanc Mortgage Trust, 1.102%, 08/25/29	169,915	0.0
40,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.198%, 12/15/44	40,324	0.0
298,078		JP Morgan Chase Commercial Mortgage Securities Corp., 5.247%, 01/12/43	299,470	0.1
751,743		JP Morgan Chase Commercial Mortgage Securities Corp., 5.801%, 06/15/49	755,955	0.1
163,471		JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, 01/15/49	164,801	0.0
528,388		JPMorgan Mortgage Trust, 3.845%, 07/25/35	497,067	0.1
82,775		JPMorgan Mortgage Trust, 4.233%, 07/25/35	82,689	0.0
248,274		JPMorgan Mortgage Trust, 5.315%, 07/25/35	252,154	0.0
4,974,598	^	LB-UBS Commercial Mortgage Trust, 0.169%, 11/15/40	6,486	0.0
9,651,270	#, ^	LB-UBS Commercial Mortgage Trust, 0.649%, 11/15/38	223,659	0.0
130,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	114,632	0.0
350,000		LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	379,009	0.1
910,000		LB-UBS Commercial Mortgage Trust, 5.886%, 06/15/38	766,410	0.1
360,000	#	Lehman Brothers Floating Rate Commercial Mortgage Trust, 0.592%, 06/15/22	342,074	0.1
270,577		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	274,819	0.1
80,000	#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	80,974	0.0
8,352,478	#, ^	Merrill Lynch Mortgage Trust, 0.521%, 02/12/51	141,848	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
160,798		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	$160,750	0.0
260,000		Morgan Stanley Capital I, 5.073%, 08/13/42	260,200	0.1
450,000		Morgan Stanley Capital I, 5.172%, 08/13/42	423,353	0.1
130,000		Morgan Stanley Capital I, 5.202%, 08/13/42	115,534	0.0
370,000		Morgan Stanley Capital I, 5.302%, 01/14/42	365,398	0.1
170,000		Morgan Stanley Capital I, 5.336%, 01/14/42	165,230	0.0
160,000		Morgan Stanley Capital I, 5.300%, 06/15/40	147,969	0.0
350,000	#	Morgan Stanley Capital I, 5.397%, 01/13/41	337,329	0.1
492,027		Morgan Stanley Capital I, 5.599%, 04/12/49	506,558	0.1
270,000		Morgan Stanley Capital I, 5.793%, 07/12/44	265,290	0.1
250,000	#	Morgan Stanley Capital I, 5.813%, 08/12/41	193,792	0.0
300,000	#	Morgan Stanley Reremic Trust, 5.870%, 12/17/43	307,892	0.1
5,301,341	#,^	RBSCF Trust, 0.985%, 04/15/24	134,635	0.0
530,000	#	RBSCF Trust, 5.305%, 01/16/49	541,867	0.1
870,991		Residential Accredit Loans, Inc., 0.412%, 01/25/37	437,555	0.1
1,414,774		Residential Accredit Loans, Inc., 0.692%, 12/25/36	529,055	0.1
83,969		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	84,145	0.0
89,382		Sequoia Mortgage Trust, 0.512%, 01/20/35	70,284	0.0
246,000	#	Silverstone Master Issuer PLC, 1.792%, 01/21/55	247,771	0.0
151,384		Structured Asset Mortgage Investments, Inc., 0.482%, 04/19/35	122,229	0.0
266,788		Structured Asset Securities Corp., 5.000%, 05/25/35	267,451	0.1
152,309		Wachovia Bank Commercial Mortgage Trust, 5.030%, 01/15/41	154,627	0.0
310,285		Wachovia Bank Commercial Mortgage Trust, 5.500%, 10/15/48	311,593	0.1
341,154		Wachovia Bank Commercial Mortgage Trust, 5.735%, 06/15/49	348,999	0.1
590,000		Wachovia Bank Commercial Mortgage Trust, 5.740%, 06/15/49	641,526	0.1
477,819		WaMu Mortgage Pass Through Certificates, 2.474%, 01/25/36	444,778	0.1
1,007,567		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,076,316	0.2
460,249		Wells Fargo Mortgage Backed Securities Trust, 2.664%, 06/25/35	450,931	0.1
129,725		Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	132,601	0.0
264,472		Wells Fargo Mortgage Backed Securities Trust, 5.500%, 03/25/36	266,477	0.1
864,663		Wells Fargo Mortgage-Backed Securities Trust, 5.351%, 08/25/35	875,894	0.2

		Total Collateralized Mortgage Obligations
		(Cost $24,165,904)	23,910,128	4.3
ASSET-BACKED SECURITIES: 1.1%
		Automobile Asset-Backed Securities: 0.0%
125,000		Honda Auto Receivables Owner Trust, 1.550%, 08/18/17	127,141	0.0

		Other Asset-Backed Securities: 1.1%
128,145	#	ARES CLO Funds, 0.714%, 09/18/17	126,065	0.0
300,000	#	ARES CLO Funds, 3.141%, 02/26/16	277,313	0.1
258,677	#	Atrium CDO Corp., 0.821%, 10/27/16	253,949	0.0
247,320	#	Atrium CDO Corp., 0.902%, 06/27/15	243,165	0.1
57,651	#	Callidus Debt Partners Fund Ltd., 1.003%, 05/15/15	57,128	0.0
197,745	#	Carlyle High Yield Partners, 0.880%, 08/11/16	194,479	0.0
40,098		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.842%, 07/25/33	34,098	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
282,501		+	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	$274,492	0.1
471,759		+	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, 12/25/36	304,479	0.1
458,790		#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	452,403	0.1
241,000		#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	196,068	0.0
780,000			Fieldstone Mortgage Investment Corp., 0.402%, 11/25/36	270,928	0.0
850,000			Fieldstone Mortgage Investment Corp., 0.482%, 11/25/36	297,269	0.1
68,043		#	First CLO Ltd., 0.907%, 07/27/16	67,858	0.0
300,000		#	First CLO Ltd., 1.474%, 12/14/16	286,395	0.1
250,000		#	Grayston CLO Ltd., 1.803%, 08/15/16	239,407	0.0
336,544		#	Gulf Stream Compass CLO Ltd., 0.927%, 07/15/16	334,176	0.1
430,239		#	Katonah Ltd., 0.794%, 09/20/16	425,121	0.1
250,000		#	Landmark CDO Ltd., 1.417%, 01/15/16	248,274	0.0
1,863,000			Morgan Stanley ABS Capital I, 0.512%, 03/25/36	773,273	0.1
402,454		#	Navigator CDO Ltd., 2.667%, 01/14/17	351,198	0.1
14,913		#	Stanfield Carrera CLO Ltd., 0.954%, 03/15/15	14,839	0.0
150,000		#	Veritas CLO Ltd., 1.800%, 09/05/16	137,557	0.0
214,223		#	Wind River CLO Ltd., 0.804%, 12/19/16	208,124	0.0
				6,068,058	1.1
			Total Asset-Backed Securities
			(Cost $6,540,451)	6,195,199	1.1
U.S. TREASURY OBLIGATIONS: 4.4%
			U.S. Treasury Bonds: 2.5%
10,312,000			2.000%, due 02/15/22	10,110,596	1.8
4,071,000			3.125%, due 11/15/41	3,890,349	0.7
				14,000,945	2.5
			U.S. Treasury Notes: 1.9%
5,683,000			0.250%, due 03/31/14	5,672,344	1.0
1,271,000			0.375%, due 03/15/15	1,266,333	0.3
1,337,000			1.000%, due 03/31/17	1,333,658	0.2
2,201,000			1.500%, due 03/31/19	2,189,995	0.4
				10,462,330	1.9
			Total U.S. Treasury Obligations
			(Cost $24,366,023)	24,463,275	4.4

FOREIGN GOVERNMENT BONDS: 6.4%

673,746			Argentina Government International Bond, 7.000%, 04/17/17	598,623	0.1
115,492			Argentina Government International Bond, 7.000%, 10/03/15	108,996	0.0
380,333			Argentina Government International Bond, 12/15/35	50,394	0.0
BRL	1,502,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/14	847,545	0.2
BRL	9,694,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	5,133,293	0.9
EUR	60,000		Bundesrepublik Deutschland, 2.000%, 01/04/22	81,459	0.0
EUR	40,000		Bundesrepublik Deutschland, 3.250%, 07/04/42	62,357	0.0
308,000			Colombia Government International Bond, 6.125%, 01/18/41	378,840	0.1
200,000			Colombia Government International Bond, 7.375%, 09/18/37	282,000	0.1
BRL	6,300,000		Credit Suisse Nota Do Tesouro Nacional, 10.000%, 01/05/17	3,450,850	0.6
636,000			Federal Republic of Brazil, 10.125%, 05/15/27	1,062,756	0.2
EUR	890,000		France Government Bond OAT, 3.250%, 10/25/21	1,231,566	0.2
EUR	1,772,000		French Treasury Note BTAN, 2.500%, 07/25/16	2,465,058	0.4
HUF	600,000,000		Hungary Government Bond, 7.000%, 06/24/22	2,369,942	0.4
145,000			Hungary Government International Bond, 4.750%, 02/03/15	137,025	0.0
329,000			Hungary Government International Bond, 6.250%, 01/29/20	301,788	0.1
26,000			Hungary Government International Bond, 6.375%, 03/29/21	23,920	0.0
300,000			Indonesia Government International Bond, 6.625%, 02/17/37	372,000	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
100,000			Indonesia Government International Bond, 7.750%, 01/17/38	$139,250	0.0
284,000			Indonesia Government International Bond, 8.500%, 10/12/35	423,870	0.1
EUR	1,166,000		Ireland Government Bond, 4.400%, 06/18/19	1,384,850	0.3
347,000		#	Lithuania Government International Bond, 5.125%, 09/14/17	362,615	0.1
400,000		#	Lithuania Government International Bond, 6.625%, 02/01/22	444,500	0.1
MXN	11,740,000		Mexican Bonos, 6.500%, 06/09/22	927,136	0.2
MXN	24,870,000		Mexican Bonos, 8.500%, 11/18/38	2,153,736	0.4
128,000			Mexico Government International Bond, 6.050%, 01/11/40	154,880	0.0
164,000			Panama Government International Bond, 5.200%, 01/30/20	188,846	0.0
58,000			Panama Government International Bond, 6.700%, 01/26/36	76,560	0.0
100,000			Panama Government International Bond, 7.125%, 01/29/26	134,000	0.0
12,000			Panama Government International Bond, 9.375%, 04/01/29	19,278	0.0
343,000			Peru Government International Bond, 8.750%, 11/21/33	533,708	0.1
40,000			Peruvian Government International Bond, 5.625%, 11/18/50	45,000	0.0
641,000			Philippine Government International Bond, 4.000%, 01/15/21	670,646	0.1
236,000			Philippine Government International Bond, 5.000%, 01/13/37	247,210	0.0
273,000			Poland Government International Bond, 5.000%, 03/23/22	289,112	0.1
125,000			Poland Government International Bond, 6.375%, 07/15/19	145,938	0.0
42,000		#	Romanian Government International Bond, 6.750%, 02/07/22	44,100	0.0
951,341		#	Russia Government Bond, 7.500%, 03/31/30	1,142,798	0.2
154,872		+	Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	186,040	0.0
ZAR	21,548,794		South Africa Government Bond, 7.250%, 01/15/20	2,725,727	0.5
562,000			South Africa Government International Bond, 5.500%, 03/09/20	629,440	0.1
EUR	811,000		Ireland Government Bond, 4.500%, 04/18/20	941,065	0.2
400,000			Turkey Government International Bond, 5.125%, 03/25/22	398,000	0.1
453,000			Turkey Government International Bond, 7.500%, 11/07/19	533,407	0.1
202,000			Turkey Government International Bond, 7.000%, 09/26/16	228,260	0.0
216,000		#	Ukraine Government Bond, 7.650%, 06/11/13	209,250	0.0
400,000		#	Ukraine Government International Bond, 6.250%, 06/17/16	350,000	0.1
471,000			Ukraine Government International Bond, 7.650%, 06/11/13	456,281	0.1
115,851			Uruguay Government International Bond, 6.875%, 09/28/25	150,606	0.0
108,476			Uruguay Government International Bond, 7.625%, 03/21/36	151,595	0.0
457,600			Venezuela Government International Bond, 12.750%, 08/23/22	482,768	0.1

			Total Foreign Government Bonds
			(Cost $35,933,484)	35,928,884	6.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.5%

			Federal Home Loan Mortgage Corporation: 3.6%##
1,008,429			0.692%, due 06/15/37	1,009,809	0.2
1,161,000			2.375%, due 01/13/22	1,141,707	0.2
2,012,000		W	3.500%, due 08/15/41	2,055,698	0.4
965,317			4.000%, due 10/01/41	1,011,661	0.2
987,611			4.000%, due 12/01/41	1,035,026	0.2
109,481			4.500%, due 08/01/41	116,189	0.0
980,250			4.500%, due 08/01/41	1,040,310	0.2
1,453,576			4.500%, due 09/01/41	1,542,637	0.3
444,269		^	4.858%, due 03/15/33	468,323	0.1
184,770			4.892%, due 04/01/35	197,093	0.0
1,181,756			5.000%, due 08/15/16	1,260,278	0.2
435,266			5.000%, due 12/15/17	467,787	0.1
121,305			5.000%, due 02/15/32	125,486	0.0
53,381			5.000%, due 04/15/32	54,068	0.0
768,574			5.500%, due 12/15/32	852,737	0.2
263,314			5.500%, due 09/15/34	293,780	0.1
460,429			5.500%, due 09/15/35	454,990	0.1
1,717,437			5.500%, due 02/15/36	1,927,621	0.3
1,305,000			5.500%, due 05/15/36	1,411,703	0.3
260,000			5.500%, due 05/15/37	289,579	0.0
696,000			5.500%, due 06/15/37	784,031	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)

		Federal Home Loan Mortgage Corporation: (continued)
733,674		6.000%, due 01/15/29	$830,112	0.1
765,873		6.000%, due 07/15/32	868,868	0.2
640,702		6.000%, due 10/15/37	745,940	0.1
77,913		6.500%, due 11/01/28	89,086	0.0
20,572		6.500%, due 12/01/31	23,420	0.0
			20,097,939	3.6
		Federal National Mortgage Association: 3.4%##
3,919,000	W	3.500%, due 12/25/40	4,013,913	0.7
2,850,000	W	4.000%, due 02/25/39	2,982,703	0.5
1,324,207		4.000%, due 09/01/41	1,390,323	0.3
299,572		4.000%, due 03/01/42	314,576	0.1
16,000	W	4.500%, due 05/15/35	16,998	0.0
228,822		4.500%, due 11/01/40	243,807	0.1
128,712		4.500%, due 12/01/40	137,141	0.0
82,698		4.500%, due 12/01/40	88,114	0.0
128,375		4.500%, due 01/01/41	136,782	0.0
169,579		4.500%, due 01/01/41	180,685	0.0
482,400		4.500%, due 09/01/41	514,896	0.1
454,991		4.500%, due 10/01/41	485,641	0.1
181,474		4.500%, due 11/01/41	193,699	0.0
208,656		5.000%, due 06/01/33	225,953	0.0
339,099		5.000%, due 07/25/34	356,072	0.1
378,043		5.000%, due 07/01/35	409,205	0.1
132,287		5.000%, due 02/01/36	143,067	0.0
22,806		5.000%, due 07/01/36	24,697	0.0
591,865		5.000%, due 07/01/37	640,929	0.1
666,480		5.000%, due 07/01/37	721,730	0.1
435,209		5.000%, due 11/01/40	470,403	0.1
340,013		5.000%, due 05/01/41	368,253	0.1
263,384		5.000%, due 06/01/41	285,259	0.1
190,586		5.000%, due 06/01/41	206,415	0.0
652,000		5.500%, due 08/25/34	719,166	0.1
26,768		6.000%, due 06/01/16	28,960	0.0
12,013		6.000%, due 07/01/16	12,996	0.0
79,500		6.000%, due 07/01/16	86,008	0.0
11,700		6.000%, due 08/01/16	12,658	0.0
9,226		6.000%, due 08/01/16	9,981	0.0
14,547		6.000%, due 10/01/16	15,737	0.0
12,799		6.000%, due 10/01/16	13,846	0.0
127		6.000%, due 10/01/16	138	0.0
108,400		6.000%, due 03/01/17	117,410	0.0
22,513		6.000%, due 04/01/17	24,384	0.0
6,182		6.000%, due 04/01/17	6,696	0.0
2,905		6.000%, due 04/01/17	3,147	0.0
73,030		6.000%, due 06/01/17	79,099	0.0
17,700		6.000%, due 09/01/17	19,172	0.0
45,560		6.000%, due 10/01/17	49,347	0.0
71,288		6.000%, due 11/01/17	77,124	0.0
403,770		6.000%, due 07/25/29	456,181	0.1
672,975		6.000%, due 04/25/31	760,751	0.1
319,952		6.000%, due 08/01/37	355,939	0.1
266,298		6.000%, due 12/01/37	295,626	0.1
533,369		6.000%, due 02/01/38	592,109	0.1
756,223		6.000%, due 12/25/49	853,968	0.2
13,714		7.000%, due 06/01/29	15,836	0.0
5,948		7.000%, due 06/01/29	6,895	0.0
518		7.000%, due 08/01/29	600	0.0
2,368		7.000%, due 10/01/29	2,745	0.0
11,173		7.000%, due 10/01/31	12,957	0.0
7,286		7.000%, due 01/01/32	8,449	0.0
3,219		7.000%, due 04/01/32	3,732	0.0
9,111		7.000%, due 05/01/32	10,565	0.0
23,740		7.000%, due 07/01/32	27,528	0.0
5,999		7.500%, due 11/01/29	7,134	0.0
40,166		7.500%, due 10/01/30	48,045	0.0
21,434		7.500%, due 10/01/30	23,697	0.0
			19,309,887	3.4
		Government National Mortgage Association: 1.5%
1,003,381		0.762%, due 12/20/38	1,008,410	0.2
11,537		1.625%, due 12/20/29	11,937	0.0
47,200		2.375%, due 04/20/28	48,898	0.0
3,488,000	W	3.500%, due 10/15/41	3,624,795	0.6
258,866		4.000%, due 11/20/40	278,576	0.1
582,973		4.500%, due 04/15/39	638,976	0.1
269,545		4.500%, due 08/20/41	294,217	0.1
341,144		5.140%, due 10/20/60	385,816	0.1
221,323		5.288%, due 10/20/60	253,416	0.0
449,836		5.290%, due 10/20/60	514,104	0.1
57,660		6.500%, due 09/16/38	67,385	0.0
597,000		7.000%, due 05/16/32	687,821	0.1
505,863		7.500%, due 10/16/32	584,976	0.1
			8,399,327	1.5
		Total U.S. Government Agency Obligations
		(Cost $46,877,218)	47,807,153	8.5

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.1%

		Credit Default Swaption: 0.0%
10,860,000	@	Payer Swaption- Fund buys credit default swap protection on CDX.NA.HY.17, Strike @ 96.000, Exp. 12/20/16 Counterparty: Morgan Stanley	$160,268	0.0

		Options On Currencies: 0.1%
7,400,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.310, Exp. 04/25/12 Counterparty: Morgan Stanley	24,314	0.0
4,500,000	@	USD Call vs. JPY Put Currency Option, Strike @ 82.000, Exp. 09/10/12 Counterparty: Morgan Stanley	149,200	0.1
			173,514	0.1
		Total Purchased Options
		(Cost $391,737)	333,782	0.1

		Total Long-Term Investments
		(Cost $502,042,036)	535,609,551	95.6

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.0%

			Securities Lending Collateral(cc)(1): 1.0%
1,334,279			BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $1,334,297, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,360,965, due 01/01/22-03/01/42)	$1,334,279	0.2
1,334,279			Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,334,298, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,360,965, due 03/31/12-04/01/42)	1,334,279	0.2
1,334,279			Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,334,299, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,360,965, due 03/01/18-04/15/43)	1,334,279	0.3
1,334,279			Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,334,301, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,360,964, due 07/19/12-04/01/42)	1,334,279	0.2
280,900			UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $280,903, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $286,518, due 12/01/17-04/01/42)	280,900	0.1
				5,618,016	1.0
			Foreign Government Bonds: 0.8%
KRW	4,647,760,000		Korea Monetary Stabilization Bond, 3.460%, 10/09/12
			(Cost $4,108,609)	4,134,824	0.8

Shares				Value	Percentage of Net Assets

			Mutual Funds: 3.2%
18,095,599			BlackRock Liquidity Funds, TempFund, Institutional Class
			(Cost $18,095,599)	$18,095,599	3.2

			Total Short-Term Investments
			(Cost $27,822,224)	27,848,439	5.0

			Total Investments in Securities (Cost $529,864,260)	$563,457,990	100.6
			Liabilities in Excess of Other Assets	(3,301,078)	(0.6)
			Net Assets	$560,156,912	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		@	Non-income producing security
		ADR	American Depositary Receipt
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		W	Settlement is on a when-issued or delayed-delivery basis.
		L	Loaned security, a portion or all of the security is on loan at March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

AUD	Australian Dollar
BRL	Brazilian Real
EUR	EU Euro
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
ZAR	South African Rand

Cost for federal income tax purposes is $534,931,401.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$42,911,113
	Gross Unrealized Depreciation	(14,384,524)
	Net Unrealized Appreciation	$28,526,589

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$33,549,921	$6,191,420	$—	$39,741,341
Consumer Staples	20,447,312	6,770,385	—	27,217,697
Energy	25,180,836	7,145,462	—	32,326,298
Financials	26,753,946	19,796,377	—	46,550,323
Health Care	26,263,248	7,244,218	—	33,507,466
Industrials	24,580,655	8,039,696	—	32,620,351
Information Technology	44,288,504	6,987,377	—	51,275,881
Materials	8,786,619	6,185,827	—	14,972,446
Telecommunications	5,855,314	5,767,294	—	11,622,608
Utilities	2,720,151	3,230,338	—	5,950,489
Total Common Stock	218,426,506	77,358,394	—	295,784,900
Exchange-Traded Funds	28,067,682	—	—	28,067,682
Preferred Stock	312,730	—	—	312,730
Purchased Options	—	333,782	—	333,782
Corporate Bonds/Notes	—	72,805,818	—	72,805,818
Collateralized Mortgage Obligations	—	23,910,128	—	23,910,128
Short-Term Investments	18,095,599	9,752,840	—	27,848,439
U.S. Treasury Obligations	—	24,463,275	—	24,463,275
Foreign Government Bonds	—	32,478,034	3,450,850	35,928,884
Asset-Backed Securities	—	5,937,195	258,004	6,195,199
U.S. Government Agency Obligations	—	47,807,153	—	47,807,153
Total Investments, at value	$264,902,517	$294,846,619	$3,708,854	$563,457,990
Other Financial Instruments+
Swaps	—	623,283	—	623,283
Futures	824,889	—	—	824,889
Forward Foreign Currency Contracts	—	2,391,393	—	2,391,393
Total Assets	$265,727,406	$297,861,295	$3,708,854	$567,297,555

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Liabilities Table
Other Financial Instruments+
Swaps	$(246,278)	$(2,995,632)	$—	$(3,241,910)
Futures	(518,109)	—	—	(518,109)
Written Options	—	(24,602)	—	(24,602)
Forward Foreign Currency Contracts	—	(3,256,658)	—	(3,256,658)
Total Liabilities	$(764,387)	$(6,276,892)	$—	$(7,041,279)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/(Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Asset-Backed Securities	$392,700	$—	$(136,319)	$(107)	$1,416	$314	$—	$—	$258,004
Corporate Bonds/Notes	2,872,206	—	(3,193,497)	9	44,169	277,114	—	—	—
Foreign Government Bonds	3,566,831	—	—	8,744	—	(124,725)	—	—	3,450,850
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$6,831,737	$—	$(3,329,816)	$8,646	$45,585	$152,703	$—	$—	$3,708,854

Written options, at fair value	(3)	—	—	—	244	(241)	—	—	—

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(124,411).

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Australian Dollar	241,747	Buy	04/20/12	$250,000	$249,849	$(151)
Barclays Bank PLC	Malaysian Ringgit	2,724,052	Buy	05/18/12	881,000	886,171	5,171
Barclays Bank PLC	New Zealand Dollar	378,564	Buy	04/20/12	313,000	309,551	(3,449)
Barclays Bank PLC	Norwegian Krone	2,522,731	Buy	04/20/12	438,000	442,653	4,653
Barclays Bank PLC	Norwegian Krone	1,869,470	Buy	04/20/12	323,000	328,028	5,028
Barclays Bank PLC	Norwegian Krone	1,059,954	Buy	04/20/12	182,000	185,986	3,986
Barclays Bank PLC	British Pound	145,734	Buy	04/20/12	229,000	233,070	4,070

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	160,067	Buy	04/20/12	$251,000	$255,993	$4,993
Barclays Bank PLC	British Pound	141,610	Buy	04/20/12	219,000	226,475	7,475
Barclays Bank PLC	Brazilian Real	1,199,793	Buy	04/20/12	651,000	654,267	3,267
Barclays Bank PLC	EU Euro	1,004,037	Buy	05/18/12	1,320,000	1,339,401	19,401
Barclays Bank PLC	Mexican Peso	7,073,317	Buy	05/18/12	547,000	550,292	3,292
Barclays Bank PLC	Russian Ruble	51,377,780	Buy	05/18/12	1,676,000	1,739,610	63,610
Barclays Bank PLC	Turkish Lira	245,643	Buy	05/18/12	130,637	136,291	5,654
Barclays Bank PLC	Argentine Peso	4,002,075	Buy	09/24/12	847,000	842,746	(4,254)
Citigroup, Inc.	South African Rand	5,239,772	Buy	05/18/12	669,149	678,229	9,080
Citigroup, Inc.	Mexican Peso	1,195,840	Buy	05/18/12	92,330	93,034	704
Citigroup, Inc.	Swedish Krona	5,928,281	Buy	04/20/12	882,000	895,343	13,343
Citigroup, Inc.	Norwegian Krone	938,901	Buy	04/20/12	168,000	164,745	(3,255)
Citigroup, Inc.	New Zealand Dollar	1,060,705	Buy	04/20/12	888,000	867,336	(20,664)
Citigroup, Inc.	Polish Zloty	11,870	Buy	05/18/12	3,808	3,798	(10)
Citigroup, Inc.	New Zealand Dollar	367,672	Buy	04/20/12	305,000	300,645	(4,355)
Citigroup, Inc.	Norwegian Krone	10,204,995	Buy	04/20/12	1,801,000	1,790,628	(10,372)
Citigroup, Inc.	Swedish Krona	11,990,458	Buy	04/20/12	1,770,000	1,810,909	40,909
Citigroup, Inc.	EU Euro	1,505,856	Buy	05/18/12	1,976,584	2,008,837	32,253
Citigroup, Inc.	EU Euro	1,729,765	Buy	05/18/12	2,270,486	2,307,535	37,049
Citigroup, Inc.	Colombian Peso	3,010,912,651	Buy	05/18/12	1,685,841	1,674,296	(11,545)
Citigroup, Inc.	Colombian Peso	2,991,493,267	Buy	05/18/12	1,679,671	1,663,498	(16,173)
Citigroup, Inc.	Hungarian Forint	274,925,800	Buy	04/20/12	1,230,930	1,241,734	10,804
Citigroup, Inc.	Swedish Krona	5,853,467	Buy	04/20/12	862,000	884,044	22,044
Citigroup, Inc.	Turkish Lira	1,544,471	Buy	05/18/12	864,000	856,925	(7,075)
Citigroup, Inc.	South African Rand	33,520,434	Buy	05/18/12	4,280,753	4,338,838	58,085
Citigroup, Inc.	Norwegian Krone	5,065,303	Buy	04/20/12	856,643	888,787	32,144
Citigroup, Inc.	Canadian Dollar	1,771,740	Buy	05/18/12	1,771,000	1,774,494	3,494
Citigroup, Inc.	Mexican Peso	5,850,335	Buy	05/18/12	451,701	455,145	3,444
Citigroup, Inc.	Canadian Dollar	884,827	Buy	05/18/12	884,000	886,202	2,202
Citigroup, Inc.	Swiss Franc	463,350	Buy	04/20/12	487,476	513,414	25,938
Citigroup, Inc.	Canadian Dollar	1,754,290	Buy	05/18/12	1,744,000	1,757,017	13,017
Citigroup, Inc.	Mexican Peso	12,194,990	Buy	05/18/12	919,122	948,748	29,626
Citigroup, Inc.	EU Euro	499,336	Buy	05/18/12	650,395	666,122	15,727
Citigroup, Inc.	Canadian Dollar	5,159,533	Buy	05/18/12	5,073,447	5,167,554	94,107
Citigroup, Inc.	EU Euro	3,670,295	Buy	05/18/12	4,742,044	4,896,234	154,190
Citigroup, Inc.	Polish Zloty	326,570	Buy	05/18/12	96,576	104,491	7,915
Credit Suisse First Boston	Norwegian Krone	5,061,675	Buy	04/20/12	881,000	888,151	7,151
Credit Suisse First Boston	Norwegian Krone	2,022,131	Buy	04/20/12	350,000	354,815	4,815
Credit Suisse First Boston	EU Euro	642,631	Buy	05/18/12	856,354	857,280	926
Credit Suisse First Boston	Japanese Yen	72,479,268	Buy	05/18/12	899,000	876,053	(22,947)
Credit Suisse First Boston	Norwegian Krone	5,085,205	Buy	04/20/12	872,000	892,280	20,280
Credit Suisse First Boston	Mexican Peso	22,582,122	Buy	05/18/12	1,735,038	1,756,849	21,811
Credit Suisse First Boston	Mexican Peso	5,792,453	Buy	05/18/12	433,022	450,642	17,620
Deutsche Bank AG	Australian Dollar	839,809	Buy	04/20/12	882,000	867,953	(14,047)
Deutsche Bank AG	Australian Dollar	849,682	Buy	04/20/12	881,000	878,157	(2,843)
Deutsche Bank AG	Norwegian Krone	5,057,538	Buy	04/20/12	881,000	887,425	6,425
Deutsche Bank AG	British Pound	554,719	Buy	04/20/12	881,000	887,153	6,153
Deutsche Bank AG	Swedish Krona	5,953,240	Buy	04/20/12	881,000	899,113	18,113
Deutsche Bank AG	New Zealand Dollar	1,078,776	Buy	04/20/12	885,000	882,113	(2,887)
Deutsche Bank AG	Norwegian Krone	2,553,508	Buy	04/20/12	450,000	448,053	(1,947)
Deutsche Bank AG	Swedish Krona	6,108,683	Buy	04/20/12	899,000	922,589	23,589
Deutsche Bank AG	Swiss Franc	1,192,292	Buy	04/20/12	1,317,000	1,321,119	4,119
Deutsche Bank AG	Hungarian Forint	140,133,450	Buy	04/20/12	645,353	632,929	(12,424)
Deutsche Bank AG	Australian Dollar	747,945	Buy	04/20/12	806,000	773,010	(32,990)
Deutsche Bank AG	Swedish Krona	11,795,255	Buy	04/20/12	1,770,000	1,781,428	11,428
Deutsche Bank AG	Mexican Peso	9,798,609	Buy	05/18/12	769,744	762,315	(7,429)
Deutsche Bank AG	Russian Ruble	27,109,200	Buy	05/18/12	912,000	917,896	5,896
Deutsche Bank AG	Norwegian Krone	2,561,432	Buy	04/20/12	444,000	449,444	5,444
Deutsche Bank AG	Colombian Peso	1,432,262,000	Buy	05/18/12	806,000	796,447	(9,553)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Hungarian Forint	3,519,076	Buy	04/20/12	$15,904	$15,895	$(9)
Deutsche Bank AG	Japanese Yen	72,853,689	Buy	05/18/12	901,000	880,579	(20,421)
Deutsche Bank AG	Japanese Yen	72,783,501	Buy	05/18/12	901,000	879,731	(21,269)
Deutsche Bank AG	Norwegian Krone	1,651,855	Buy	04/20/12	283,000	289,844	6,844
Deutsche Bank AG	Norwegian Krone	5,085,873	Buy	04/20/12	872,000	892,397	20,397
Deutsche Bank AG	South Korean Won	864,489,000	Buy	04/20/12	762,000	761,789	(211)
Deutsche Bank AG	New Zealand Dollar	526,534	Buy	04/20/12	431,000	430,546	(454)
Deutsche Bank AG	Swedish Krona	5,854,704	Buy	04/20/12	862,000	884,231	22,231
Deutsche Bank AG	Swedish Krona	5,852,408	Buy	04/20/12	862,000	883,884	21,884
Deutsche Bank AG	EU Euro	663,908	Buy	05/18/12	886,000	885,664	(336)
Deutsche Bank AG	South Korean Won	244,689,200	Buy	04/20/12	217,000	215,620	(1,380)
Deutsche Bank AG	Mexican Peso	19,455,520	Buy	05/18/12	1,503,913	1,513,605	9,692
Deutsche Bank AG	New Zealand Dollar	1,068,785	Buy	04/20/12	865,000	873,943	8,943
Deutsche Bank AG	Australian Dollar	828,275	Buy	04/20/12	865,000	856,033	(8,967)
Deutsche Bank AG	Australian Dollar	624,682	Buy	04/20/12	649,000	645,616	(3,384)
Deutsche Bank AG	EU Euro	72,360	Buy	05/18/12	96,000	96,529	529
Deutsche Bank AG	Japanese Yen	18,803,394	Buy	05/18/12	236,000	227,276	(8,724)
Deutsche Bank AG	Indian Rupee	65,152,500	Buy	04/20/12	1,275,000	1,272,855	(2,145)
Deutsche Bank AG	Hungarian Forint	189,993,815	Buy	04/20/12	790,000	858,129	68,129
Deutsche Bank AG	British Pound	552,153	Buy	04/20/12	846,000	883,049	37,049
Deutsche Bank AG	Polish Zloty	6,099,601	Buy	05/18/12	1,913,000	1,951,660	38,660
Deutsche Bank AG	EU Euro	1,708,543	Buy	05/18/12	2,266,000	2,279,225	13,225
Deutsche Bank AG	Danish Krone	2,787,869	Buy	04/20/12	478,291	499,731	21,440
Deutsche Bank AG	British Pound	548,237	Buy	04/20/12	846,000	876,787	30,787
Deutsche Bank AG	Singapore Dollar	1,777,059	Buy	04/20/12	1,370,065	1,413,697	43,632
Deutsche Bank AG	Canadian Dollar	243,455	Buy	05/18/12	243,000	243,834	834
Deutsche Bank AG	British Pound	1,138,637	Buy	04/20/12	1,760,772	1,821,003	60,231
Deutsche Bank AG	South Korean Won	325,220,000	Buy	04/20/12	280,000	286,584	6,584
Deutsche Bank AG	Polish Zloty	4,546,800	Buy	05/18/12	1,394,502	1,454,818	60,316
Deutsche Bank AG	EU Euro	663,858	Buy	05/18/12	865,000	885,597	20,597
Deutsche Bank AG	Mexican Peso	10,516,922	Buy	05/18/12	798,000	818,198	20,198
Deutsche Bank AG	Japanese Yen	987,313,592	Buy	05/18/12	12,807,202	11,933,610	(873,592)
Deutsche Bank AG	Malaysian Ringgit	5,496,875	Buy	05/18/12	1,762,949	1,788,208	25,259
Deutsche Bank AG	Malaysian Ringgit	2,716,162	Buy	05/18/12	862,000	883,604	21,604
Deutsche Bank AG	New Zealand Dollar	1,066,708	Buy	04/20/12	886,000	872,245	(13,755)
HSBC	Norwegian Krone	10,095,861	Buy	04/20/12	1,764,000	1,771,479	7,479
HSBC	Chilean Peso	733,530,600	Buy	04/20/12	1,413,327	1,497,495	84,168
HSBC	Indian Rupee	60,839,346	Buy	04/20/12	1,136,950	1,188,591	51,641
HSBC	Russian Ruble	44,832,688	Buy	05/18/12	1,406,847	1,517,999	111,152
HSBC	South African Rand	12,545,714	Buy	05/18/12	1,535,546	1,623,900	88,354
HSBC	Chinese Yuan	8,954,880	Buy	08/24/12	1,425,029	1,419,735	(5,294)
HSBC	Brazilian Real	1,104,320	Buy	04/20/12	613,000	602,204	(10,796)
HSBC	Brazilian Real	1,111,086	Buy	04/20/12	612,000	605,894	(6,106)
JPMorgan Chase & Co.	Australian Dollar	293,621	Buy	04/20/12	307,000	303,461	(3,539)
JPMorgan Chase & Co.	Australian Dollar	255,118	Buy	04/20/12	266,000	263,667	(2,333)
JPMorgan Chase & Co.	British Pound	363,721	Buy	04/20/12	572,000	581,693	9,693
JPMorgan Chase & Co.	British Pound	522,116	Buy	04/20/12	824,000	835,011	11,011
JPMorgan Chase & Co.	Australian Dollar	355,473	Buy	04/20/12	382,000	367,386	(14,614)
JPMorgan Chase & Co.	EU Euro	1,324,616	Buy	05/18/12	1,761,000	1,767,059	6,059
JPMorgan Chase & Co.	EU Euro	1,323,407	Buy	05/18/12	1,765,000	1,765,446	446
JPMorgan Chase & Co.	EU Euro	254,808	Buy	05/18/12	332,000	339,918	7,918
JPMorgan Chase & Co.	South Korean Won	219,402,400	Buy	04/20/12	196,000	193,338	(2,662)
JPMorgan Chase & Co.	EU Euro	434,681	Buy	05/18/12	579,000	579,871	871
JPMorgan Chase & Co.	British Pound	775,771	Buy	04/20/12	1,225,000	1,240,677	15,677

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Japanese Yen	48,594,931	Buy	05/18/12	$605,000	$587,365	$(17,635)
JPMorgan Chase & Co.	Mexican Peso	12,236,303	Buy	05/18/12	941,000	951,963	10,963
JPMorgan Chase & Co.	South Korean Won	198,839,520	Buy	04/20/12	176,000	175,218	(782)
JPMorgan Chase & Co.	New Zealand Dollar	268,325	Buy	04/20/12	215,000	219,409	4,409
Morgan Stanley	New Zealand Dollar	535,860	Buy	04/20/12	439,000	438,171	(829)
Morgan Stanley	Mexican Peso	16,586,178	Buy	04/20/12	1,302,000	1,293,914	(8,086)
Morgan Stanley	British Pound	567,847	Buy	04/20/12	901,000	908,149	7,149
Morgan Stanley	Czech Koruna	33,901,740	Buy	05/18/12	1,836,000	1,823,746	(12,254)
Morgan Stanley	Australian Dollar	812,486	Buy	04/20/12	864,000	839,714	(24,286)
Morgan Stanley	Brazilian Real	1,333,831	Buy	04/20/12	769,000	727,360	(41,640)
Morgan Stanley	South Korean Won	449,007,000	Buy	04/20/12	397,000	395,665	(1,335)
Morgan Stanley	Indian Rupee	32,509,950	Buy	04/20/12	646,000	635,132	(10,868)
Morgan Stanley	Canadian Dollar	863,083	Buy	05/18/12	864,000	864,425	425
Morgan Stanley	Indonesian Rupiah	13,630,858,355	Buy	04/20/12	1,519,605	1,487,754	(31,851)
Morgan Stanley	Norwegian Krone	8,980,003	Buy	04/20/12	1,508,671	1,575,684	67,013
Morgan Stanley	Canadian Dollar	884,871	Buy	05/18/12	884,000	886,246	2,246
Morgan Stanley	Peruvian Nuevo Sol	330,527	Buy	05/18/12	122,508	123,815	1,307
Morgan Stanley	South Korean Won	860,787,200	Buy	04/20/12	739,000	758,527	19,527
Morgan Stanley	Israeli New Shekel	3,313,571	Buy	05/18/12	873,847	891,253	17,406
UBS Warburg LLC	British Pound	443,856	Buy	04/20/12	704,000	709,851	5,851
UBS Warburg LLC	New Zealand Dollar	1,558,289	Buy	04/20/12	1,275,000	1,274,210	(790)
UBS Warburg LLC	New Zealand Dollar	554,549	Buy	04/20/12	462,000	453,454	(8,546)
UBS Warburg LLC	Norwegian Krone	4,475,782	Buy	04/20/12	787,000	785,347	(1,653)
UBS Warburg LLC	Swedish Krona	8,553,469	Buy	04/20/12	1,286,000	1,291,823	5,823
							$637,182

Deutsche Bank AG	South African Rand	28,297,566	Sell	05/18/12	$5,011,581	$5,173,611	$(162,030)
Barclays Bank PLC	EU Euro	274,819	Sell	05/18/12	363,000	366,613	(3,613)
Barclays Bank PLC	Hungarian Forint	3,519,076	Sell	04/20/12	15,906	15,894	12
Barclays Bank PLC	Hungarian Forint	133,716,680	Sell	04/20/12	600,154	603,946	(3,792)
Barclays Bank PLC	Russian Ruble	28,007,840	Sell	05/18/12	952,000	948,323	3,677
Barclays Bank PLC	Hungarian Forint	133,267,035	Sell	04/20/12	585,175	601,916	(16,741)
Barclays Bank PLC	New Zealand Dollar	279,482	Sell	04/20/12	229,000	228,532	468
Barclays Bank PLC	Australian Dollar	2,551,849	Sell	04/20/12	2,629,872	2,637,368	(7,496)
Barclays Bank PLC	British Pound	72,431	Sell	04/20/12	111,000	115,837	(4,837)
Barclays Bank PLC	Malaysian Ringgit	5,568,941	Sell	05/18/12	1,834,000	1,811,652	22,348
Barclays Bank PLC	Japanese Yen	18,715,094	Sell	05/18/12	242,000	226,208	15,792
Barclays Bank PLC	Japanese Yen	12,302,765	Sell	05/18/12	158,000	148,703	9,297
Barclays Bank PLC	Czech Koruna	26,227,225	Sell	05/18/12	1,330,178	1,410,895	(80,717)
Barclays Bank PLC	Mexican Peso	17,826,107	Sell	05/18/12	1,332,614	1,386,840	(54,226)
Citigroup, Inc.	EU Euro	1,492,394	Sell	05/18/12	1,928,182	1,990,878	(62,696)
Citigroup, Inc.	Hungarian Forint	416,927,250	Sell	04/20/12	1,882,406	1,883,101	(695)
Citigroup, Inc.	Hungarian Forint	139,008,375	Sell	04/20/12	630,186	627,848	2,338
Citigroup, Inc.	New Zealand Dollar	329,469	Sell	04/20/12	268,000	269,406	(1,406)
Citigroup, Inc.	Swedish Krona	5,941,380	Sell	04/20/12	882,000	897,322	(15,322)
Citigroup, Inc.	Swedish Krona	5,901,186	Sell	04/20/12	884,000	891,251	(7,251)
Citigroup, Inc.	Norwegian Krone	6,823,062	Sell	04/20/12	1,166,000	1,197,214	(31,214)
Citigroup, Inc.	Norwegian Krone	977,121	Sell	04/20/12	166,000	171,451	(5,451)
Citigroup, Inc.	Swedish Krona	9,186,082	Sell	04/20/12	1,347,342	1,387,366	(40,024)
Citigroup, Inc.	EU Euro	1,340,354	Sell	05/18/12	1,768,000	1,788,054	(20,054)
Citigroup, Inc.	EU Euro	739,639	Sell	05/18/12	982,910	986,691	(3,781)
Citigroup, Inc.	EU Euro	1,074,437	Sell	05/18/12	1,427,932	1,433,316	(5,384)
Citigroup, Inc.	Mexican Peso	30,950,974	Sell	05/18/12	2,420,389	2,407,931	12,458
Citigroup, Inc.	New Zealand Dollar	1,569,495	Sell	04/20/12	1,224,086	1,283,374	(59,288)
Citigroup, Inc.	British Pound	392,546	Sell	04/20/12	606,106	627,792	(21,686)
Citigroup, Inc.	New Zealand Dollar	48,961	Sell	04/20/12	38,000	40,035	(2,035)
Citigroup, Inc.	Mexican Peso	9,625,275	Sell	05/18/12	752,178	748,829	3,349
Citigroup, Inc.	Mexican Peso	2,719,390	Sell	05/18/12	205,000	211,564	(6,564)
Credit Suisse First Boston	Norwegian Krone	1,603,142	Sell	04/20/12	281,000	281,297	(297)
Credit Suisse First Boston	Norwegian Krone	1,405,429	Sell	04/20/12	242,000	246,605	(4,605)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	Norwegian Krone	1,563,326	Sell	04/20/12	$268,000	$274,310	$(6,310)
Credit Suisse First Boston	Norwegian Krone	1,607,471	Sell	04/20/12	282,000	282,056	(56)
Credit Suisse First Boston	Norwegian Krone	2,673,563	Sell	04/20/12	468,000	469,119	(1,119)
Credit Suisse First Boston	British Pound	1,118,743	Sell	04/20/12	1,780,000	1,789,187	(9,187)
Credit Suisse First Boston	Norwegian Krone	4,996,452	Sell	04/20/12	888,000	876,707	11,293
Credit Suisse First Boston	Norwegian Krone	12,165,360	Sell	04/20/12	2,160,000	2,134,605	25,395
Credit Suisse First Boston	British Pound	597,589	Sell	04/20/12	944,000	955,714	(11,714)
Credit Suisse First Boston	Norwegian Krone	10,100,661	Sell	04/20/12	1,770,000	1,772,321	(2,321)
Credit Suisse First Boston	Japanese Yen	27,410,009	Sell	05/18/12	328,000	331,303	(3,303)
Credit Suisse First Boston	Japanese Yen	73,641,174	Sell	05/18/12	902,000	890,097	11,903
Credit Suisse First Boston	EU Euro	686,692	Sell	05/18/12	901,000	916,059	(15,059)
Credit Suisse First Boston	Japanese Yen	20,921,968	Sell	05/18/12	258,000	252,883	5,117
Credit Suisse First Boston	Norwegian Krone	5,041,490	Sell	04/20/12	862,000	884,609	(22,609)
Credit Suisse First Boston	Hungarian Forint	71,285,321	Sell	04/20/12	284,781	321,968	(37,187)
Credit Suisse First Boston	EU Euro	1,008,857	Sell	05/18/12	1,320,000	1,345,831	(25,831)
Credit Suisse First Boston	Japanese Yen	32,827,546	Sell	05/18/12	431,000	396,785	34,215
Deutsche Bank AG	Swedish Krona	5,882,973	Sell	04/20/12	882,000	888,500	(6,500)
Deutsche Bank AG	Norwegian Krone	5,127,571	Sell	04/20/12	902,000	899,714	2,286
Deutsche Bank AG	Swedish Krona	6,008,399	Sell	04/20/12	900,000	907,443	(7,443)
Deutsche Bank AG	Indian Rupee	63,709,110	Sell	04/20/12	1,233,000	1,244,657	(11,657)
Deutsche Bank AG	Norwegian Krone	1,688,669	Sell	04/20/12	293,000	296,304	(3,304)
Deutsche Bank AG	Australian Dollar	446,788	Sell	04/20/12	469,000	461,760	7,240
Deutsche Bank AG	New Zealand Dollar	1,605,000	Sell	04/20/12	1,320,000	1,312,405	7,595
Deutsche Bank AG	Norwegian Krone	2,249,388	Sell	04/20/12	395,000	394,691	309
Deutsche Bank AG	Norwegian Krone	2,549,630	Sell	04/20/12	455,000	447,373	7,627
Deutsche Bank AG	South Korean Won	2,153,625,100	Sell	04/20/12	1,903,000	1,897,777	5,223
Deutsche Bank AG	Australian Dollar	857,684	Sell	04/20/12	899,000	886,427	12,573
Deutsche Bank AG	Russian Ruble	27,324,000	Sell	05/18/12	920,000	925,168	(5,168)
Deutsche Bank AG	Swedish Krona	5,904,984	Sell	04/20/12	890,000	891,825	(1,825)
Deutsche Bank AG	EU Euro	1,323,290	Sell	05/18/12	1,765,000	1,765,290	(290)
Deutsche Bank AG	EU Euro	1,321,093	Sell	05/18/12	1,765,000	1,762,360	2,640
Deutsche Bank AG	Swiss Franc	1,195,473	Sell	04/20/12	1,313,000	1,324,644	(11,644)
Deutsche Bank AG	Hungarian Forint	140,963,505	Sell	04/20/12	646,877	636,679	10,198
Deutsche Bank AG	Brazilian Real	1,711,135	Sell	04/20/12	982,000	933,110	48,890
Deutsche Bank AG	Japanese Yen	74,054,411	Sell	05/18/12	885,000	895,092	(10,092)
Deutsche Bank AG	Indonesian Rupiah	13,630,858,355	Sell	04/20/12	1,494,612	1,487,754	6,858
Deutsche Bank AG	Swedish Krona	5,900,539	Sell	04/20/12	884,000	891,153	(7,153)
Deutsche Bank AG	EU Euro	669,273	Sell	05/18/12	890,000	892,821	(2,821)
Deutsche Bank AG	New Zealand Dollar	2,138,167	Sell	04/20/12	1,744,000	1,748,374	(4,374)
Deutsche Bank AG	Swedish Krona	5,647,228	Sell	04/20/12	829,000	852,896	(23,896)
Deutsche Bank AG	New Zealand Dollar	255,246	Sell	04/20/12	208,000	208,714	(714)
Deutsche Bank AG	Norwegian Krone	5,041,674	Sell	04/20/12	862,000	884,642	(22,642)
Deutsche Bank AG	EU Euro	658,202	Sell	05/18/12	886,000	878,052	7,948
Deutsche Bank AG	Mexican Peso	3,375,332	Sell	05/18/12	260,913	262,594	(1,681)
Deutsche Bank AG	Canadian Dollar	1,806,864	Sell	05/18/12	1,801,000	1,809,673	(8,673)
Deutsche Bank AG	Norwegian Krone	1,249,864	Sell	04/20/12	210,000	219,309	(9,309)
Deutsche Bank AG	Canadian Dollar	1,775,782	Sell	05/18/12	1,771,000	1,778,542	(7,542)
Deutsche Bank AG	South Korean Won	225,860,500	Sell	04/20/12	197,000	199,028	(2,028)
Deutsche Bank AG	South African Rand	5,385,315	Sell	05/18/12	690,000	697,068	(7,068)
Deutsche Bank AG	Mexican Peso	11,003,880	Sell	05/18/12	856,000	856,082	(82)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	South Korean Won	292,582,600	Sell	04/20/12	$254,000	$257,824	$(3,824)
Deutsche Bank AG	South Korean Won	332,633,000	Sell	04/20/12	287,000	293,117	(6,117)
Deutsche Bank AG	South Korean Won	374,260,100	Sell	04/20/12	323,000	329,798	(6,798)
Deutsche Bank AG	Canadian Dollar	1,764,392	Sell	05/18/12	1,767,000	1,767,135	(135)
Deutsche Bank AG	British Pound	861,497	Sell	04/20/12	1,334,000	1,377,777	(43,777)
Deutsche Bank AG	Mexican Peso	5,680,815	Sell	05/18/12	433,713	441,957	(8,244)
Deutsche Bank AG	Colombian Peso	4,239,306,500	Sell	05/18/12	2,321,000	2,357,377	(36,377)
Deutsche Bank AG	Japanese Yen	52,716,145	Sell	05/18/12	692,000	637,177	54,823
Deutsche Bank AG	Israeli New Shekel	2,557,632	Sell	05/18/12	672,000	687,928	(15,928)
Deutsche Bank AG	Mexican Peso	25,661,680	Sell	05/18/12	1,928,000	1,996,433	(68,433)
Deutsche Bank AG	South African Rand	22,101,487	Sell	05/18/12	2,731,951	2,860,785	(128,834)
Deutsche Bank AG	Mexican Peso	3,926,952	Sell	05/18/12	295,000	305,510	(10,510)
Deutsche Bank AG	Colombian Peso	2,666,804,463	Sell	05/18/12	1,450,927	1,482,946	(32,019)
Deutsche Bank AG	Taiwan New Dollar	41,905,878	Sell	05/18/12	1,396,397	1,420,264	(23,867)
Deutsche Bank AG	South African Rand	10,465,981	Sell	05/18/12	1,254,252	1,354,702	(100,450)
HSBC	Brazilian Real	5,823,959	Sell	04/20/12	3,094,082	3,175,901	(81,819)
HSBC	Chilean Peso	660,480,600	Sell	04/20/12	1,326,000	1,348,364	(22,364)
HSBC	Polish Zloty	5,679,108	Sell	05/18/12	1,752,000	1,817,117	(65,117)
HSBC	Brazilian Real	6,052,499	Sell	04/20/12	3,215,497	3,300,527	(85,030)
HSBC	Peruvian Nuevo Sol	330,527	Sell	05/18/12	121,988	123,815	(1,827)
HSBC	Brazilian Real	1,510,748	Sell	04/20/12	867,000	823,835	43,165
JPMorgan Chase & Co.	British Pound	1,109,596	Sell	04/20/12	1,762,000	1,774,559	(12,559)
JPMorgan Chase & Co.	New Zealand Dollar	582,108	Sell	04/20/12	487,000	475,988	11,012
JPMorgan Chase & Co.	EU Euro	1,325,238	Sell	05/18/12	1,761,000	1,767,889	(6,889)
JPMorgan Chase & Co.	British Pound	231,122	Sell	04/20/12	363,000	369,630	(6,630)
JPMorgan Chase & Co.	British Pound	174,195	Sell	04/20/12	273,000	278,587	(5,587)
JPMorgan Chase & Co.	Swedish Krona	11,990,148	Sell	04/20/12	1,770,000	1,810,862	(40,862)
JPMorgan Chase & Co.	Canadian Dollar	476,409	Sell	05/18/12	480,000	477,149	2,851
JPMorgan Chase & Co.	Japanese Yen	50,280,161	Sell	05/18/12	604,000	607,734	(3,734)
JPMorgan Chase & Co.	British Pound	132,620	Sell	04/20/12	206,000	212,097	(6,097)
JPMorgan Chase & Co.	New Zealand Dollar	313,245	Sell	04/20/12	250,000	256,140	(6,140)
Morgan Stanley	Australian Dollar	858,103	Sell	04/20/12	901,000	886,860	14,140
Morgan Stanley	Canadian Dollar	882,653	Sell	05/18/12	882,000	884,025	(2,025)
Morgan Stanley	Mexican Peso	13,944,036	Sell	05/18/12	1,087,000	1,084,821	2,179
Morgan Stanley	South Korean Won	373,002,000	Sell	04/20/12	321,000	328,690	(7,690)
Morgan Stanley	Australian Dollar	3,586,845	Sell	04/20/12	3,625,913	3,707,049	(81,136)
Morgan Stanley	South Korean Won	2,177,049,439	Sell	04/20/12	1,867,590	1,918,418	(50,828)
Morgan Stanley	Taiwan New Dollar	45,330,625	Sell	05/18/12	1,525,000	1,536,335	(11,335)
UBS Warburg LLC	British Pound	275,830	Sell	04/20/12	438,000	441,131	(3,131)
UBS Warburg LLC	Swedish Krona	8,562,243	Sell	04/20/12	1,290,000	1,293,148	(3,148)
UBS Warburg LLC	EU Euro	287,608	Sell	05/18/12	377,000	383,674	(6,674)
UBS Warburg LLC	Japanese Yen	76,475	Sell	05/18/12	1,000	924	76
							$(1,502,447)

ING Balanced Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	19	06/07/12	$3,212,153	$10,392
90-Day Eurodollar	18	03/17/14	4,460,400	8,683
90-Day Eurodollar	18	03/14/16	4,400,100	12,861
Australia 3-Year Bond	3	06/15/12	333,156	422
Canada 10-Year Bond	11	06/20/12	1,447,220	(2,676)
Euro-Bund	17	06/07/12	3,139,986	31,127

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Gilt	22	06/27/12	$4,029,463	$4,353
S&P 500 E-Mini	95	06/15/12	6,665,200	147,271
Short Gilt	14	06/27/12	2,338,484	(1,129)
U.S. Treasury 2-Year Note	39	06/29/12	8,585,484	(2,113)
U.S. Treasury 5-Year Note	374	06/29/12	45,829,608	(318,014)
U.S. Treasury Ultra Long Bond	21	06/20/12	3,170,344	(138,196)
			$87,611,598	$(247,019)
Short Contracts
90-Day Eurodollar	36	03/16/15	8,864,100	(23,073)
Australia 10-Year Bond	12	06/15/12	1,442,934	7,712
Euro-Bobl 5-Year	3	06/07/12	496,579	(672)
Euro-Schatz	31	06/07/12	4,561,791	(225)
Medium Gilt	15	06/27/12	2,704,415	(3,249)
U.S. Treasury 10-Year Note	372	06/20/12	48,168,189	602,068
U.S. Treasury Long Bond	25	06/20/12	3,443,750	(28,762)
			$69,681,758	$553,799

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	CDX.EM.16	Buy	(5.000)	12/20/16	USD	1,500,000	$(171,490)	$(179,728)	$8,238
Deutsche Bank AG	CDX.EM.16	Buy	(5.000)	12/20/16	USD	2,250,000	(257,234)	(269,592)	12,358
							$(428,724)	$(449,320)	$20,596

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	8,406	13,922	(5,516)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	17,051	27,105	(10,054)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	57,579	49,811	7,768
Citigroup, Inc.	Republic of Turkey	Buy	(1.000)	03/20/17	USD	212,959	12,308	12,729	(421)
Morgan Stanley	Spanish Government Bond	Buy	(1.000)	06/20/17	USD	2,618,000	373,750	385,260	(11,510)
Deutsche Bank AG	United Mexican States	Buy	(1.000)	03/20/17	USD	1,783,902	11,320	29,398	(18,078)
							480,414	518,225	$(37,811)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	03/20/17	1.173	USD	1,783,902	$(14,778)	$(31,058)	$16,280
Morgan Stanley	Ireland	Sell	1.000	03/20/17	5.719	USD	1,070,000	(197,351)	(191,156)	(6,195)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.000	USD	284,000	(40,940)	(34,280)	(6,660)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.000	USD	139,000	(20,038)	(15,380)	(4,658)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.000	USD	241,000	(34,742)	(26,329)	(8,413)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.000	USD	480,000	(69,195)	(26,316)	(42,879)
Citigroup, Inc.	Romania	Sell	1.000	03/20/17	3.104	USD	212,959	(20,196)	(20,764)	568
								(397,240)	(345,283)	$(51,957)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.233% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Credit Suisse First Boston	03/09/15	AUD	13,600,000	$(6,493)	$—	$(6,493)
Receive a floating rate based on AUD-BBR-BBSW and pay a fixed rate equal to 4.820% Counterparty: Credit Suisse First Boston	03/09/22	AUD	5,500,000	(6,525)	—	(6,525)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	10,000,000	5,051	—	5,051
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	6,000,000	2,588	—	2,588
Receive a floating rate based on the 1-day BRL-CDI and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	6,400,000	2,760	—	2,760
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	6,000,000	3,031	—	3,031
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	950,000,000	(85,469)	—	(85,469)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	950,000,000	(82,093)	—	(82,093)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	950,000,000	(78,716)	—	(78,716)
Receive a floating rate based on CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	30,000,000	(7,395)	—	(7,395)
Receive a floating rate based on CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	38,000,000	(1,229)	—	(1,229)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR Reuters and pay a fixed rate equal to 1.176% Counterparty: Deutsche Bank AG	02/21/14	EUR	19,800,000	$(20,659)	$—	$(20,659)
Receive a floating rate based on the 6-month EUR-EURIBOR Reuters and pay a fixed rate equal to 1.176% Counterparty: Morgan Stanley	02/27/17	EUR	6,200,000	(11,741)	—	(11,741)
Receive a fixed rate equal to 1.313% and pay a floating rate based on the 6-month GBP LIBOR Counterparty: Deutsche Bank AG	02/17/14	GBP	15,800,000	28,462	—	28,462
Receive a fixed rate equal to 7.843% and pay a floating rate based on the 6-month HUF BUBOR Counterparty: Morgan Stanley	01/25/14	HUF	900,000,000	22,516	—	22,516
Receive a floating rate based on 6-month HUF BUBOR and pay a fixed rate equal to 7.618% Counterparty: Morgan Stanley	01/25/17	HUF	400,000,000	(36,575)	—	(36,575)
Receive a floating rate based on 3-month ILS-TELBOR01 and pay a fixed rate equal to 2.66% Counterparty: Deutsche Bank AG	02/13/14	ILS	16,000,000	7,656	—	7,656
Receive a floating rate based on 3-month ILS-TELBOR01 and pay a fixed rate equal to 2.66% Counterparty: Deutsche Bank AG	02/13/22	ILS	3,700,000	(13,739)	—	(13,739)
Receive a fixed rate equal to 7.530% and pay a floating rate based on the INR-MIBOR-OIS-COMPOUND Counterparty: Credit Suisse First Boston	02/24/17	INR	100,000,000	(6,605)	—	(6,605)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	2,250,000,000	(4,627)	—	(4,627)
Receive a fixed rate equal to 7.400% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Bank of America	01/06/32	MXN	10,000,000	(31,016)	—	(31,016)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	08/09/13	MXN	25,545,910	(1,635)	—	(1,635)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.580% Counterparty: Deutsche Bank AG	08/05/16	MXN	22,352,672	(2,331)	—	(2,331)
Receive a fixed rate equal to 6.480% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/30/21	MXN	6,386,478	(2,535)	—	(2,535)
Receive a fixed rate equal to 7.580% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	01/02/32	MXN	10,000,000	(14,150)	—	(14,150)
Receive a floating rate based on the 3-month MYR-KLIBOR-BNM and pay a fixed rate equal to 3.980% Counterparty: Credit Suisse First Boston	03/22/22	MYR	3,000,000	5,781	—	5,781
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 6-month NOK NIBOR Counterparty: Deutsche Bank AG	01/20/17	NOK	59,700,000	(108,837)	—	(108,837)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/16/14	PLN	16,000,000	(1,167)	—	(1,167)
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/30/14	PLN	15,000,000	895	—	895
Receive a floating rate based on 6-month PLZ-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	6,500,000	(21,406)	—	(21,406)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Bank of America	01/16/17	PLN	7,000,000	(995)	—	(995)
Receive a floating rate based on 6-month PLZ-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Deutsche Bank AG	03/26/17	PLN	6,000,000	(834)	—	(834)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 6-month PLZ-WIBOR-WIBO and pay a fixed rate equal to 4.790% Counterparty: UBS Warburg LLC	02/28/17	PLN	12,000,000	$10,299	$—	$10,299
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	6,583,000	(747,970)	—	(747,970)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.444% Counterparty: Credit Suisse First Boston	12/24/20	USD	9,000,000	(992,478)	—	(992,478)
Receive a fixed rate equal to 2.788% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	03/16/20	USD	22,200,000	53,830	—	53,830
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.453% Counterparty: Morgan Stanley	03/16/45	USD	8,700,000	(74,029)	—	(74,029)
Receive a fixed rate equal to 6.820% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Morgan Stanley	11/16/16	ZAR	18,000,000	(1,481)	—	(1,481)
Receive a fixed rate equal to 6.670% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Morgan Stanley	01/30/17	ZAR	16,000,000	(18,660)	—	(18,660)
Receive a fixed rate equal to 6.680% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Morgan Stanley	02/06/17	ZAR	15,000,000	(17,144)	—	(17,144)
Receive a fixed rate equal to 6.690% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: UBS Warburg LLC	02/06/17	ZAR	16,000,000	(17,412)	—	(17,412)
				$(2,273,077)	$—	$(2,273,077)

ING Balanced Portfolio Written OTC Options on March 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
4,500,000	Morgan Stanley	USD Call vs. JPY Put Currency Option	84 .000	USD	04/10/12	$14,850	$(11,839)
7,400,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1 .370	USD	04/25/12	57,039	(9,439)
2,100,000	Deutsche Bank AG	USD Put vs. JPY Call Currency Option	75 .000	USD	07/03/12	42,315	(3,324)
		Total Written OTC Options				$114,204	$(24,602)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Credit contracts	$(185,282)
Equity contracts	147,271
Foreign exchange contracts	(716,353)
Interest rate contracts	(2,113,568)
Total	$(2,867,932)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 24, 2012